Nuveen High Yield Income Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 93.5%
X 402,383,537 CORPORATE BONDS - 78.5%
X 402,383,537
Aerospace & Defense - 1.3%
$ 2,250 Rolls-Royce PLC, 144A 5.750% 10/15/27 BB- $ 2,027,925
1,800 TransDigm Inc 4.625% 1/15/29 B- 1,449,036
3,620 TransDigm Inc 6.375% 6/15/26 B- 3,384,700
7,670 Total Aerospace & Defense 6,861,661
Air Freight & Logistics - 0.4%
2,475 Cargo Aircraft Management Inc, 144A 4.750% 2/01/28 BB 2,257,051
Airlines - 1.0%
1,850 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.750% 4/20/29 Ba2 1,579,456
1,850 American Airlines Inc/AAdvantage Loyalty IP Ltd, 144A 5.500% 4/20/26 Ba2 1,699,752
1,250 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 1,060,337
675 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 594,790
5,625 Total Airlines 4,934,335
Auto Components - 1.6%
2,000 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 1,755,320
2,730 Goodyear Tire & Rubber Co/The (3) 5.250% 7/15/31 BB- 2,194,237
4,850 Goodyear Tire & Rubber Co/The (3) 5.000% 7/15/29 BB- 4,016,562
9,580 Total Auto Components 7,966,119
Automobiles - 2.5%
3,000 Ford Motor Credit Co LLC 3.375% 11/13/25 BB+ 2,701,410
2,610 Ford Motor Credit Co LLC 4.950% 5/28/27 BB+ 2,424,038
2,300 Ford Motor Credit Co LLC 5.113% 5/03/29 BB+ 2,061,890
6,000 Ford Motor Credit Co LLC 2.300% 2/10/25 BB+ 5,387,400
13,910 Total Automobiles 12,574,738
Beverages - 0.5%
3,175 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 2,593,118
Building Products - 0.6%
3,200 Advanced Drainage Systems Inc, 144A 6.375% 6/15/30 Ba2 3,125,024
Capital Markets - 2.3%
2,625 Compass Group Diversified Holdings LLC, 144A 5.250% 4/15/29 B+ 2,165,625
3,000 Hunt Cos Inc, 144A 5.250% 4/15/29 BB- 2,550,000
4,625 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/01/29 BB 3,737,740
1,800 LPL Holdings Inc, 144A 4.000% 3/15/29 BB 1,540,007
2,265 NFP Corp, 144A 6.875% 8/15/28 CCC+ 1,868,715
14,315 Total Capital Markets 11,862,087
Chemicals - 3.6%
3,320 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB 2,649,012
1,800 Axalta Coating Systems LLC, 144A (3) 3.375% 2/15/29 BB- 1,469,466
2,355 Consolidated Energy Finance SA, 144A 5.625% 10/15/28 BB- 1,894,499
2,680 EverArc Escrow Sarl, 144A 5.000% 10/30/29 BB- 2,255,796
1,850 Olympus Water US Holding Corp, 144A 4.250% 10/01/28 B2 1,449,013
1,600 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,396,000
2,750 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A
5.125% 4/01/29 B 1,966,525
3,200 Tronox Inc, 144A 4.625% 3/15/29 BB- 2,573,120

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Chemicals (continued)
$ 1,265 Univar Solutions USA Inc/Washington, 144A 5.125% 12/01/27 BB+ $ 1,177,323
2,005 WR Grace Holdings LLC, 144A 5.625% 8/15/29 B+ 1,476,181
22,825 Total Chemicals 18,306,935
Commercial Services & Supplies - 4.1%
1,000 Allied Universal Holdco LLC / Allied Universal Finance
Corp, 144A
6.625% 7/15/26 B 917,630
5,000 Allied Universal Holdco LLC / Allied Universal Finance Corp
/ Atlas Luxco 4 Sarl, 144A
4.625% 6/01/28 B 4,123,513
1,250 Covanta Holding Corp, 144A 4.875% 12/01/29 B 1,017,150
3,000 Garda World Security Corp, 144A 4.625% 2/15/27 BB+ 2,580,000
3,425 GFL Environmental Inc, 144A 4.750% 6/15/29 B- 2,834,187
4,800 Pitney Bowes Inc, 144A (3) 6.875% 3/15/27 B2 3,812,226
5,225 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
6.250% 1/15/28 B- 4,371,211
1,275 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- 1,188,938
24,975 Total Commercial Services & Supplies 20,844,855
Communications Equipment - 0.5%
1,350 Commscope Inc, 144A 6.000% 3/01/26 B1 1,243,390
1,800 Viasat Inc, 144A 5.625% 4/15/27 BB+ 1,556,382
3,150 Total Communications Equipment 2,799,772
Consumer Finance - 1.7%
1,975 Navient Corp 5.500% 3/15/29 Ba3 1,522,550
3,000 Navient Corp 4.875% 3/15/28 Ba3 2,343,750
2,040 OneMain Finance Corp 3.500% 1/15/27 BB 1,632,000
2,850 OneMain Finance Corp 4.000% 9/15/30 BB 2,112,562
1,250 OneMain Finance Corp 5.375% 11/15/29 BB 1,012,950
11,115 Total Consumer Finance 8,623,812
Containers & Packaging - 0.5%
3,000 LABL Inc, 144A 5.875% 11/01/28 B2 2,422,281
Diversified Telecommunication Services - 4.1%
4,975 Altice France SA/France, 144A 5.125% 7/15/29 B 3,756,125
3,500 Cablevision Lightpath LLC, 144A 3.875% 9/15/27 B+ 2,896,250
4,100 Cogent Communications Group Inc, 144A 7.000% 6/15/27 B 3,927,800
1,600 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 1,438,564
4,500 Frontier Communications Holdings LLC, 144A (3) 6.000% 1/15/30 BB- 3,462,525
2,770 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 2,492,917
3,110 Iliad Holding SASU, 144A 7.000% 10/15/28 BB- 2,705,500
700 Virgin Media Finance PLC, 144A 5.000% 7/15/30 B 554,750
25,255 Total Diversified Telecommunication Services 21,234,431
Electric Utilities - 0.4%
1,800 Bruce Mansfield Unit 1 2007 Pass Through Trust (4) 6.850% 6/01/34 N/R 2,250
2,000 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB+ 1,818,220
3,800 Total Electric Utilities 1,820,470

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Electronic Equipment, Instruments & Components - 1.3%
$ 8,250 Imola Merger Corp, 144A 4.750% 5/15/29 BB+ $ 6,902,445
Energy Equipment & Services - 1.0%
3,950 Archrock Partners LP / Archrock Partners Finance Corp,
144A
6.250% 4/01/28 B+ 3,496,935
1,800 USA Compression Partners LP / USA Compression Finance
Corp
6.875% 4/01/26 BB- 1,637,460
5,750 Total Energy Equipment & Services 5,134,395
Entertainment - 0.8%
4,500 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 3,766,604
500 Univision Communications Inc, 144A 7.375% 6/30/30 B+ 488,750
5,000 Total Entertainment 4,255,354
Equity Real Estate Investment Trusts (REITs) - 2.0%
2,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A 3.375% 6/15/26 Baa3 2,322,000
2,000 Iron Mountain Inc, 144A 4.875% 9/15/27 BB- 1,807,100
1,815 Iron Mountain Information Management Services Inc, 144A 5.000% 7/15/32 BB- 1,464,910
1,755 RLJ Lodging Trust LP, 144A 4.000% 9/15/29 BB- 1,441,578
1,090 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 944,560
2,500 SBA Communications Corp 3.125% 2/01/29 BB- 2,046,250
11,860 Total Equity Real Estate Investment Trusts (REITs) 10,026,398
Food Products - 0.4%
1,000 Chobani LLC / Chobani Finance Corp Inc, 144A 4.625% 11/15/28 B1 845,000
1,205 Darling Ingredients Inc, 144A 6.000% 6/15/30 BB+ 1,200,963
2,205 Total Food Products 2,045,963
Gas Utilities - 0.8%
2,425 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 2,105,349
2,650 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 2,151,225
5,075 Total Gas Utilities 4,256,574
Health Care Equipment & Supplies - 0.9%
2,735 Embecta Corp, 144A 5.000% 2/15/30 Ba3 2,295,857
1,500 Medline Borrower LP, 144A (3) 5.250% 10/01/29 B- 1,231,950
1,500 Mozart Debt Merger Sub Inc, 144A 3.875% 4/01/29 BB- 1,277,565
5,735 Total Health Care Equipment & Supplies 4,805,372
Health Care Providers & Services - 3.2%
2,000 Centene Corp 2.500% 3/01/31 BBB- 1,587,520
1,800 Centene Corp 4.250% 12/15/27 BBB- 1,680,246
1,800 Centene Corp 2.450% 7/15/28 BBB- 1,501,272
2,165 Encompass Health Corp 4.625% 4/01/31 B+ 1,753,054
835 Encompass Health Corp 4.750% 2/01/30 B+ 699,763
1,750 Global Medical Response Inc, 144A 6.500% 10/01/25 B 1,559,215
1,425 Owens & Minor Inc, 144A 6.625% 4/01/30 BB- 1,301,695
2,000 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 1,711,560
5,500 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 4,789,290
19,275 Total Health Care Providers & Services 16,583,615
Hotels, Restaurants & Leisure - 4.2%
4,250 Carnival Corp, 144A 4.000% 8/01/28 Ba2 3,485,000
3,050 CDI Escrow Issuer Inc, 144A 5.750% 4/01/30 B+ 2,775,500
1,000 Churchill Downs Inc, 144A 4.750% 1/15/28 B+ 890,000
1,840 Constellation Merger Sub Inc, 144A 8.500% 9/15/25 Caa2 1,610,831
2,300 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
4.625% 1/15/29 B 1,960,750

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Hotels, Restaurants & Leisure (continued)
$ 855 Fertitta Entertainment LLC / Fertitta Entertainment Finance
Co Inc, 144A
6.750% 7/15/30 CCC+ $ 656,212
2,485 Hilton Grand Vacations Borrower Escrow LLC / Hilton
Grand Vacations Borrower Esc, 144A
5.000% 6/01/29 BB- 2,012,850
3,120 International Game Technology PLC, 144A 5.250% 1/15/29 BB+ 2,825,160
1,500 Life Time Inc, 144A 5.750% 1/15/26 B 1,344,705
1,800 Penn National Gaming Inc, 144A 5.625% 1/15/27 B 1,579,500
2,460 Yum! Brands Inc 5.375% 4/01/32 BB 2,269,596
24,660 Total Hotels, Restaurants & Leisure 21,410,104
Household Durables - 0.2%
1,350 Newell Brands Inc 5.625% 4/01/36 BBB- 1,169,343
Independent Power and Renewable Electricity Producers - 0.3%
1,800 TerraForm Power Operating LLC, 144A 4.750% 1/15/30 BB- 1,541,682
Independent Power Producers & Energy Traders - 0.8%
1,850 Clearway Energy Operating LLC, 144A 4.750% 3/15/28 BB 1,664,411
2,600 TerraForm Power Operating LLC, 144A 5.000% 1/31/28 BB- 2,354,924
4,450 Total Independent Power Producers & Energy Traders 4,019,335
Insurance - 1.7%
3,700 Acrisure LLC / Acrisure Finance Inc, 144A 4.250% 2/15/29 B 2,991,134
2,000 AmWINS Group Inc, 144A 4.875% 6/30/29 B- 1,637,845
2,920 BroadStreet Partners Inc, 144A 5.875% 4/15/29 CCC+ 2,284,635
2,000 Ryan Specialty Group LLC, 144A 4.375% 2/01/30 BB- 1,740,000
10,620 Total Insurance 8,653,614
IT Services - 1.3%
2,895 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 2,399,963
1,500 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 1,299,871
2,100 MPH Acquisition Holdings LLC, 144A 5.500% 9/01/28 Ba3 1,868,998
1,425 Presidio Holdings Inc, 144A 8.250% 2/01/28 CCC+ 1,252,852
7,920 Total IT Services 6,821,684
Media - 7.3%
2,025 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 4.500% 8/15/30 BB+ 1,681,313
2,250 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.000% 2/01/28 BB+ 2,076,075
5,650 CCO Holdings LLC / CCO Holdings Capital Corp 4.500% 5/01/32 BB+ 4,574,805
2,250 CSC Holdings LLC, 144A 3.375% 2/15/31 BB 1,663,447
6,000 CSC Holdings LLC, 144A 4.125% 12/01/30 BB 4,680,000
2,970 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 2,328,005
3,800 DISH DBS Corp 5.875% 11/15/24 B 3,201,500
3,095 Gray Escrow Inc, 144A 5.375% 11/15/31 BB- 2,479,807
2,909 iHeartCommunications Inc 6.375% 5/01/26 BB- 2,694,346
2,420 iHeartCommunications Inc, 144A 4.750% 1/15/28 BB- 1,994,274
3,400 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 2,839,000
1,150 News Corp, 144A 5.125% 2/15/32 BB+ 1,018,325
1,850 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 1,600,250
5,200 VZ Secured Financing BV, 144A 5.000% 1/15/32 BB 4,316,000
44,969 Total Media 37,147,147
Metals & Mining - 2.9%
2,050 First Quantum Minerals Ltd, 144A 6.875% 10/15/27 B+ 1,832,823
2,000 First Quantum Minerals Ltd, 144A 6.875% 3/01/26 B+ 1,842,000
3,000 FMG Resources August 2006 Pty Ltd, 144A 5.875% 4/15/30 BB+ 2,700,000
2,170 Mineral Resources Ltd, 144A 8.500% 5/01/30 BB 2,137,450
4,700 Novelis Corp, 144A 4.750% 1/30/30 BB 3,906,546

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Metals & Mining (continued)
$ 3,145 SunCoke Energy Inc, 144A 4.875% 6/30/29 BB $ 2,513,149
17,065 Total Metals & Mining 14,931,968
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
1,550 Blackstone Mortgage Trust Inc, 144A 3.750% 1/15/27 Ba2 1,263,250
2,325 Starwood Property Trust Inc, 144A 4.375% 1/15/27 BB+ 2,018,239
750 Starwood Property Trust Inc, 144A 3.750% 12/31/24 BB+ 682,500
4,625 Total Mortgage Real Estate Investment Trusts (REITs) 3,963,989
Oil, Gas & Consumable Fuels - 12.0%
1,835 Antero Midstream Partners LP / Antero Midstream Finance
Corp, 144A
5.375% 6/15/29 BB 1,643,353
2,000 Apache Corp 5.100% 9/01/40 BBB- 1,688,760
935 Ascent Resources Utica Holdings LLC / ARU Finance Corp,
144A
7.000% 11/01/26 B+ 869,550
2,750 Buckeye Partners LP, 144A 4.500% 3/01/28 BB 2,315,841
2,855 Callon Petroleum Co, 144A 7.500% 6/15/30 B+ 2,627,000
1,710 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 1,445,624
1,530 CNX Midstream Partners LP, 144A 4.750% 4/15/30 BB 1,285,200
4,000 Crestwood Midstream Partners LP / Crestwood Midstream
Finance Corp, 144A
6.000% 2/01/29 BB 3,490,320
2,000 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 1,695,000
2,900 Energean Israel Finance Ltd, Reg S, 144A 5.875% 3/30/31 BB- 2,355,078
1,950 EnLink Midstream LLC, 144A 5.625% 1/15/28 BB+ 1,788,671
3,075 EQM Midstream Partners LP, 144A (3) 4.750% 1/15/31 BB 2,452,312
1,840 EQM Midstream Partners LP, 144A 6.500% 7/01/27 BB 1,710,833
1,625 Genesis Energy LP / Genesis Energy Finance Corp 8.000% 1/15/27 B 1,438,125
2,000 Genesis Energy LP / Genesis Energy Finance Corp 6.500% 10/01/25 B 1,845,000
2,930 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.000% 2/01/31 BB+ 2,519,800
575 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 5.750% 2/01/29 BB+ 504,930
1,520 Hilcorp Energy I LP / Hilcorp Finance Co, 144A 6.250% 4/15/32 BB+ 1,334,849
1,215 Holly Energy Partners LP / Holly Energy Finance Corp, 144A 6.375% 4/15/27 BB+ 1,143,631
2,205 Kinetik Holdings LP, 144A 5.875% 6/15/30 BB+ 2,100,516
2,050 Laredo Petroleum Inc 9.500% 1/15/25 B 2,032,555
2,750 Matador Resources Co 5.875% 9/15/26 BB- 2,643,520
1,975 MEG Energy Corp, 144A 5.875% 2/01/29 BB- 1,803,897
1,850 Murphy Oil Corp 7.050% 5/01/29 BB+ 1,742,349
1,850 Murphy Oil Corp 6.375% 7/15/28 BB+ 1,725,292
2,165 New Fortress Energy Inc, 144A 6.500% 9/30/26 BB- 1,960,974
2,075 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 BB- 1,867,500
1,500 Occidental Petroleum Corp 8.875% 7/15/30 BB+ 1,722,116
2,000 Occidental Petroleum Corp 6.625% 9/01/30 BB+ 2,060,000
2,150 Occidental Petroleum Corp 6.450% 9/15/36 BB+ 2,203,750
3,150 Parkland Corp/Canada, 144A 4.625% 5/01/30 BB 2,555,382
620 SM Energy Co (3) 6.500% 7/15/28 BB- 570,217
1,400 SM Energy Co (3) 5.625% 6/01/25 BB- 1,323,000
1,500 Sunoco LP / Sunoco Finance Corp 4.500% 5/15/29 BB 1,236,426
68,485 Total Oil, Gas & Consumable Fuels 61,701,371
Personal Products - 1.0%
4,050 Coty Inc/HFC Prestige Products Inc/HFC Prestige
International US LLC, 144A
4.750% 1/15/29 BB- 3,476,237
2,350 Kronos Acquisition Holdings Inc / KIK Custom Products Inc,
144A (3)
7.000% 12/31/27 CCC 1,762,500
6,400 Total Personal Products 5,238,737

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Pharmaceuticals - 1.4%
$ 2,250 Horizon Therapeutics USA Inc, 144A 5.500% 8/01/27 Ba2 $ 2,169,788
3,000 ORGANON & CO/ORG, 144A 4.125% 4/30/28 BB 2,655,000
2,600 Teva Pharmaceutical Finance Netherlands III BV 4.750% 5/09/27 Ba2 2,220,707
7,850 Total Pharmaceuticals 7,045,495
Real Estate Management & Development - 0.9%
2,000 Cushman & Wakefield US Borrower LLC, 144A 6.750% 5/15/28 BB 1,857,500
1,675 Kennedy-Wilson Inc 4.750% 3/01/29 BB 1,356,750
1,750 Kennedy-Wilson Inc 5.000% 3/01/31 BB 1,356,250
5,425 Total Real Estate Management & Development 4,570,500
Road & Rail - 0.2%
1,335 First Student Bidco Inc / First Transit Parent Inc, 144A 4.000% 7/31/29 BB+ 1,067,719
Semiconductors & Semiconductor Equipment - 0.5%
2,500 Entegris Escrow Corp 4.750% 4/15/29 N/R 2,328,070
Software - 0.4%
900 Condor Merger Sub Inc, 144A (3) 7.375% 2/15/30 CCC+ 731,493
1,875 Rocket Software Inc, 144A 6.500% 2/15/29 CCC 1,355,286
2,775 Total Software 2,086,779
Specialty Retail - 2.2%
1,850 Asbury Automotive Group Inc, 144A 5.000% 2/15/32 BB 1,512,375
2,190 Builders FirstSource Inc, 144A 6.375% 6/15/32 Ba2 1,954,575
1,590 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 1,210,149
2,575 Michaels Cos Inc/The, 144A 5.250% 5/01/28 Ba3 2,023,873
1,175 Michaels Cos Inc/The, 144A (3) 7.875% 5/01/29 B3 774,348
5,975 Staples Inc, 144A (3) 10.750% 4/15/27 CCC+ 3,943,500
15,355 Total Specialty Retail 11,418,820
Textiles, Apparel & Luxury Goods - 0.7%
1,850 Crocs Inc, 144A 4.250% 3/15/29 B 1,368,407
2,490 Wolverine World Wide Inc, 144A (3) 4.000% 8/15/29 Ba2 1,997,826
4,340 Total Textiles, Apparel & Luxury Goods 3,366,233
Thrifts & Mortgage Finance - 0.5%
2,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 3.625% 3/01/29 BB+ 1,572,640
1,000 Rocket Mortgage LLC / Quicken Loans Co-Issuer Inc, 144A 2.875% 10/15/26 BB+ 826,410
3,000 Total Thrifts & Mortgage Finance 2,399,050
Trading Companies & Distributors - 1.9%
2,965 Albion Financing 1 SARL / Aggreko Holdings Inc, 144A 6.125% 10/15/26 BB+ 2,537,528
4,000 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 3,350,000
2,330 NESCO Holdings II Inc, 144A 5.500% 4/15/29 B 1,951,375
2,000 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 1,978,000
11,295 Total Trading Companies & Distributors 9,816,903
Wireless Telecommunication Services - 1.8%
5,000 Sprint Corp 7.625% 3/01/26 BB+ 5,268,132
2,700 T-Mobile USA Inc 4.750% 2/01/28 BBB- 2,616,867
1,935 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ 1,563,190
9,635 Total Wireless Telecommunication Services 9,448,189
$ 473,074 Total Corporate Bonds (cost $464,953,228) 402,383,537

Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
X 65,790,126 VARIABLE RATE SENIOR LOAN INTERESTS - 12.9% (5)
X 65,790,126
Airlines - 0.3%
$ 1,850 Air Canada, Term Loan B 4.250% 3-Month LIBOR 3.500% 8/11/28 Ba2 $ 1,706,625
Beverages - 0.3%
1,662 Triton Water Holdings, Inc,
Term Loan
5.750% 3-Month LIBOR 3.500% 3/31/28 B1 1,477,578
Commercial Services & Supplies - 0.4%
2,000 Prime Security Services
Borrower, LLC, Term Loan, (WI/
DD)
TBD TBD TBD TBD BB- 1,872,090
2,000 Total Commercial Services & Supplies 1,872,090
Communications Equipment - 0.3%
1,845 CommScope, Inc., Term Loan B 4.916% 1-Month LIBOR 3.250% 4/04/26 B1 1,665,353
Diversified Consumer Services - 0.8%
4,232 Spin Holdco Inc., Term Loan 5.611% 3-Month LIBOR 4.000% 3/04/28 B- 3,908,483
Diversified Telecommunication Services - 0.3%
1,750 Cyxtera DC Holdings, Inc., Term
Loan B, (WI/DD)
TBD TBD TBD TBD B 1,655,789
Health Care Providers & Services - 0.8%
2,505 Surgery Center Holdings, Inc.,
Term Loan
4.950% 1-Month LIBOR 3.750% 8/31/26 B1 2,341,385
2,005 US Radiology Specialists, Inc.,
Term Loan
7.500% 3-Month LIBOR 5.250% 12/15/27 B- 1,784,261
4,510 Total Health Care Providers & Services 4,125,646
Hotels, Restaurants & Leisure - 0.5%
148 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
16.250% 3-Month LIBOR 14.000% 9/29/26 Caa3 134,985
383 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
7.232% 3-Month LIBOR 5.000% 12/29/25 CCC- 129,130
1,995 Fertitta Entertainment, LLC,
Term Loan B
5.525% SOFR30A 4.000% 1/27/29 B 1,845,385
597 Life Time Fitness Inc, Term
Loan B
6.325% 3-Month LIBOR 4.750% 12/15/24 B 590,065
3,123 Total Hotels, Restaurants & Leisure 2,699,565

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (5)
Reference
Rate (5) Spread (5) Maturity (6) Ratings (2) Value
Interactive Media & Services - 0.4%
$ 1,826 Getty Images, Inc., Term Loan B 6.125% 3-Month LIBOR 4.500% 2/19/26 B2 $ 1,770,388
Media - 1.0%
5,613 DirecTV Financing, LLC, Term
Loan
6.666% 1-Month LIBOR 5.000% 8/02/27 BBB- 5,183,805
Paper & Forest Products - 0.5%
2,434 Sylvamo Corporation, Term
Loan B
6.124% 1-Month LIBOR 4.500% 9/13/28 BB+ 2,325,349
Personal Products - 1.0%
7,214 Revlon Consumer Products
Corporation, Term Loan B(4),(7)
5.576% 6-Month LIBOR 3.500% 9/07/23 D 5,145,678
Pharmaceuticals - 2.1%
8,393 Jazz Financing Lux S.a.r.l., Term
Loan
5.166% 1-Month LIBOR 3.500% 5/05/28 BB+ 8,028,366
2,896 Organon & Co, Term Loan 4.625% 3-Month LIBOR 3.000% 6/02/28 BB 2,795,217
11,289 Total Pharmaceuticals 10,823,583
Professional Services - 0.4%
2,158 Verscend Holding Corp., Term
Loan B
5.666% 1-Month LIBOR 4.000% 8/27/25 BB- 2,071,961
Semiconductors & Semiconductor Equipment - 0.2%
2,316 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 3-Month LIBOR 3.500% 6/30/24 CCC 1,035,579
Software - 2.8%
3,496 Camelot U.S. Acquisition LLC,
Term Loan B, (WI/DD)
TBD TBD TBD TBD B1 3,316,379
1,752 Finastra USA, Inc., Term Loan,
First Lien
4.739% 3-Month LIBOR 3.500% 6/13/24 B+ 1,584,472
4,300 McAfee, LLC, Term Loan B 5.145% 1-Month LIBOR 4.000% 2/03/29 BB+ 3,927,341
1,750 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 1,663,812
2,863 Polaris Newco LLC, Term Loan
B
5.666% 1-Month LIBOR 4.000% 6/04/28 B2 2,654,237
1,290 Rocket Software, Inc., Term
Loan B
5.916% 1-Month LIBOR 4.250% 11/28/25 B2 1,202,064
15,451 Total Software 14,348,305
Specialty Retail - 0.5%
2,558 PECF USS Intermediate
Holding III Corporation, Term
Loan B
5.916% 1-Month LIBOR 4.250% 11/04/28 B2 2,317,782
Wireless Telecommunication Services - 0.3%
1,746 GOGO Intermediate Holdings
LLC, Term Loan B, (WI/DD)
TBD TBD TBD TBD B+ 1,656,567
$ 73,577 Total Variable Rate Senior Loan Interests (cost $71,096,319) 65,790,126

Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (2) Value
X 6,145,748 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 1.2%
X 6,145,748
Electric Utilities - 0.4%
$ 2,725 Edison International 5.375% N/A (8) BB+ $ 2,214,062
Independent Power Producers & Energy Traders - 0.3%
1,800 Vistra Corp, 144A 7.000% N/A (8) Ba3 1,633,500
Oil, Gas & Consumable Fuels - 0.5%
2,600 Energy Transfer LP 6.500% N/A (8) BB 2,298,186
Total $1,000 Par (or similar) Institutional Preferred (cost $7,091,252) 6,145,748
Shares Description (1) Value
X 2,493,842 COMMON STOCKS - 0.5%
X 2,493,842
Hotels, Restaurants & Leisure - 0.0%
182,331 24 Hour Fitness Worldwide Inc (9),(10) $ 68,739
86,730 24 Hour Fitness Worldwide Inc (9),(10) 86,730
Total Hotels, Restaurants & Leisure 155,469
Independent Power and Renewable Electricity Producers - 0.5%
38,861 Energy Harbor Corp (9),(10) 2,338,150
Internet & Direct Marketing Retail - 0.0%
652 Catalina Marketing Corp (9),(10) 130
Media - 0.0%
9,292 Tribune Co, Class C (9),(10) 93
Total Common Stocks (cost $3,655,505) 2,493,842
Shares Description (1) Value
2,039,474 WARRANTS - 0.4%
X 2,039,474
Energy Equipment & Services - 0.4%
13,860 Fieldwood Energy LLC (9) $ 1,649,340
36,435 Fieldwood Energy LLC (9) 218,610
18,918 Fieldwood Energy LLC (9) 170,262
Total Energy Equipment & Services 2,038,212

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Software - 0.0%
45,063 Avaya Holdings Corp (9) $ 1,262
Total Warrants (cost $5,005,088) 2,039,474
Total Long-Term Investments (cost $551,801,392) 478,852,727
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    4.6%
X 23,648,691 MONEY MARKET FUNDS - 4.6%
X 23,648,691
23,648,691 State Street Navigator Securities Lending Government
Money Market Portfolio (11)
1.560%(12) $ 23,648,691
Total Investments Purchased with Collateral from Securities Lending (cost $23,648,691) $ 23,648,691
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  1.7%
8,897,870 INVESTMENT COMPANIES - 1.7%
X 8,897,870
8,897,870 BlackRock Liquidity Funds T-Fund 1.346%(13) $ 8,897,870
Total Investment Companies (cost $8,897,870) 8,897,870
Total Short-Term Investments (cost $8,897,870) 8,897,870
Total Investments (cost $ 584,347,953 ) - 99 .8% 511,399,288
Other Assets Less Liabilities - 0.2% 1,042,458
Net Assets - 100% $ 512,441,746

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
As of the measurement date, the Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 402,383,537 $ – $ 402,383,537
Variable Rate Senior Loan Interests – 60,644,448 5,145,678 65,790,126
$1,000 Par (or similar) Institutional
Preferred – 6,145,748 – 6,145,748
Common Stocks – 2,493,842 – 2,493,842
Warrants – 2,039,474 – 2,039,474
Investments Purchased with Collateral from
Securities Lending 23,648,691 – – 23,648,691
Short-Term Investments:
Investment Companies 8,897,870 – – 8,897,870
Total
$ 32,546,561 $ 473,707,049 $ 5,145,678 $ 511,399,288
Level 3
Variable Rate
Senior Loan
Interests Common Stocks
Balance at the beginning of period $5,910,149 $1,239,662
Gains (losses):
Net realized gains (losses) 2,881 (53,716)
Change in net unrealized appreciation (depreciation) (1,045,392) (634,753)
Purchases at cost - -
Sales at proceeds (38,167) (551,193)
Net discounts (premiums) 316,207 -
Transfers into - -
Transfers (out of) - -
Balance at the end of period $5,145,678 $-
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(1,045,393) $-
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $22,218,206.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Perpetual security. Maturity date is not applicable.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(12) The rate shown is the one-day yield as of the end of the reporting period.

Nuveen High Yield Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

(13) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Floating Rate Income Fund
Portfolio of Investments June 30, 2022
(Unaudited)
Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
LONG-TERM INVESTMENTS - 100.3%
X
1,925,792,556 VARIABLE RATE SENIOR LOAN INTERESTS - 83.2% (2)
X 1,925,792,556
Aerospace & Defense - 0.2%
$ 1,506 Sequa Mezzanine Holdings
L.L.C., Term Loan, (cash
6.750%, PIK 1.000%)
8.303% 3-Month LIBOR 6.750% 7/31/23 B- $ 1,499,633
1,364 TransDigm, Inc., Term Loan E 3.916% 1-Month LIBOR 2.250% 5/30/25 Ba3 1,299,730
2,029 TransDigm, Inc., Term Loan F 3.916% 1-Month LIBOR 2.250% 12/09/25 Ba3 1,929,462
4,899 Total Aerospace & Defense 4,728,825
Airlines - 2.0%
4,278 AAdvantage Loyalty IP Ltd.,
Term Loan, (DD1)
5.813% 3-Month LIBOR 4.750% 4/20/28 Ba2 4,092,043
10,910 Air Canada, Term Loan B 4.250% 3-Month LIBOR 3.500% 8/11/28 Ba2 10,064,475
2,874 Allegiant Travel Company, Term
Loan
4.444% 3-Month LIBOR 3.000% 2/05/24 BB+ 2,786,135
7,663 American Airlines, Inc., Term
Loan
2.840% 6-Month LIBOR 2.000% 12/14/23 Ba3 7,434,987
1,979 American Airlines, Inc., Term
Loan B
3.374% 1-Month LIBOR 1.750% 6/27/25 Ba3 1,762,897
8,064 Kestrel Bidco Inc., Term Loan
B, (DD1)
4.000% 3-Month LIBOR 3.000% 12/11/26 BB- 7,271,378
2,290 Mileage Plus Holdings LLC,
Term Loan B, (DD1)
7.313% 3-Month LIBOR 5.250% 6/20/27 Baa3 2,268,245
2,525 SkyMiles IP Ltd., Term Loan B 4.813% 3-Month LIBOR 3.750% 10/20/27 Baa1 2,515,531
8,189 United Airlines, Inc., Term Loan
B
5.392% 1-Month LIBOR 3.750% 4/21/28 Ba1 7,646,638
48,772 Total Airlines 45,842,329
Auto Components - 0.9%
8,193 Adient US LLC, Term Loan B 4.916% 1-Month LIBOR 3.250% 4/08/28 BB+ 7,653,609
11,863 Clarios Global LP, Term Loan B 4.916% 1-Month LIBOR 3.250% 4/30/26 B1 11,106,737
543 DexKo Global Inc., Term
Loan(5)
5.402% 1-Month LIBOR 3.750% 10/04/28 B1 501,759
2,883 DexKo Global Inc., Term Loan B 5.982% 3-Month LIBOR 3.750% 10/04/28 B1 2,662,595
23,482 Total Auto Components 21,924,700
Beverages - 1.1%
1,058 City Brewing Company, LLC,
Term Loan
4.469% 3-Month LIBOR 3.500% 4/05/28 B 944,269
8,700 Naked Juice LLC, Term Loan 4.875% SOFR30A 3.250% 1/20/29 Ba3 8,127,236
1,705 Naked Juice LLC, Term Loan,
Second Lien
8.154% 3-Month LIBOR 6.000% 1/20/30 B3 1,568,906
7,750 Pegasus Bidco BV, Term Loan,
(WI/DD)
TBD TBD TBD TBD B+ 7,372,188
7,571 Triton Water Holdings, Inc,
Term Loan
5.750% 3-Month LIBOR 3.500% 3/31/28 B1 6,729,557
26,784 Total Beverages 24,742,156

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Biotechnology - 0.3%
$ 6,800 Grifols Worldwide Operations
USA, Inc., Term Loan B
3.666% 1-Month LIBOR 2.000% 11/15/27 BB+ $ 6,443,884
Building Products - 0.9%
8,958 Chamberlain Group Inc, Term
Loan B
4.506% 3-Month LIBOR 3.500% 10/22/28 B+ 8,121,497
1,462 Cornerstone Building Brands,
Inc., Term Loan B
4.574% 1-Month LIBOR 3.250% 4/12/28 B+ 1,219,439
781 Griffon Corporation, Term
Loan B
4.355% TSFR1M 2.750% 1/19/29 BB 748,375
660 Quikrete Holdings, Inc., Term
Loan, First Lien
4.291% 1-Month LIBOR 2.625% 1/31/27 Ba2 619,710
2,429 Standard Industries Inc., Term
Loan B
3.788% 6-Month LIBOR 2.500% 9/22/28 BBB- 2,353,967
7,348 Zurn Holdings, Inc., Term Loan
B
3.916% 1-Month LIBOR 2.250% 10/04/28 Ba3 7,214,303
21,638 Total Building Products 20,277,291
Capital Markets - 0.2%
6,288 Astra Acquisition Corp., Term
Loan, First Lien
6.916% 1-Month LIBOR 5.250% 10/22/28 BB- 5,496,597
Chemicals - 1.1%
1,648 ASP Unifrax Holdings Inc, Term
Loan B
6.000% 3-Month LIBOR 3.750% 12/14/25 BB 1,466,721
11,717 Atotech B.V., Term Loan B 4.166% 1-Month LIBOR 2.500% 3/18/28 B+ 11,224,036
3,604 Diamond (BC) B.V., Term Loan
B
3.989% 3-Month LIBOR 2.750% 9/29/28 Ba3 3,342,608
827 INEOS Styrolution US Holding
LLC, Term Loan B
4.416% 1-Month LIBOR 2.750% 1/29/26 BB+ 782,403
1,247 Kraton Corporation, Term Loan 5.109% TSFR3M 3.250% 3/15/29 BB 1,190,766
3,978 PMHC II, Inc., Term Loan B 5.287% SOFR90A 4.250% 2/03/29 B- 3,489,522
4,731 W.R. Grace & Co.-Conn., Term
Loan B
6.063% 3-Month LIBOR 3.750% 9/22/28 BB+ 4,502,943
27,752 Total Chemicals 25,998,999
Commercial Services & Supplies - 2.7%
4,400 Amentum Government
Services Holdings LLC, Term
Loan
5.597% SOFR180A 4.000% 2/07/29 B1 4,202,022
2,189 Anticimex International AB,
Term Loan
5.098% 3-Month LIBOR 3.500% 11/16/28 B 2,075,894
1,596 Anticimex International AB,
Term Loan B2
5.598% 3-Month LIBOR 4.000% 11/16/28 N/R 1,520,190
2,700 Covanta Holding Corporation,
Term Loan B
4.166% 1-Month LIBOR 2.500% 11/30/28 Ba1 2,560,697
203 Covanta Holding Corporation,
Term Loan C
4.166% 1-Month LIBOR 2.500% 11/30/28 Ba1 192,293
4,929 Garda World Security
Corporation, Term Loan B
5.900% 1-Month LIBOR 4.250% 10/30/26 BB+ 4,584,221
20,923 GFL Environmental Inc., Term
Loan
4.239% 3-Month LIBOR 3.000% 5/30/25 N/R 20,451,716
2,481 Herman Miller, Inc, Term Loan B 3.652% 1-Month LIBOR 2.000% 7/19/28 BBB- 2,285,083
7,467 Intrado Corporation, Term Loan 5.666% 1-Month LIBOR 4.000% 10/10/24 B2 6,382,129
312 Pitney Bowes Inc., Term Loan B 5.670% 1-Month LIBOR 4.000% 3/19/28 BBB- 298,956
11,472 Prime Security Services
Borrower, LLC, Term Loan
3.500% 6-Month LIBOR 2.750% 9/23/26 BB- 10,738,300
4,883 Vertical US Newco Inc, Term
Loan B
4.019% 6-Month LIBOR 3.500% 7/31/27 B+ 4,586,830

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Commercial Services & Supplies (continued)
$ 1,219 West Corporation, Term Loan
B1
5.166% 1-Month LIBOR 3.500% 10/10/24 B2 $ 1,044,434
1,074 WIN Waste Innovations
Holdings, Inc., Term Loan B
5.000% 3-Month LIBOR 2.750% 3/25/28 B+ 1,023,558
65,848 Total Commercial Services & Supplies 61,946,323
Communications Equipment - 1.4%
2,335 Avaya, Inc., Term Loan B 5.574% 1-Month LIBOR 4.250% 12/15/27 BB- 1,780,438
2,649 CommScope, Inc., Term Loan B 4.916% 1-Month LIBOR 3.250% 4/04/26 B1 2,390,506
3,472 Delta TopCo, Inc., Term Loan B 5.836% 3-Month LIBOR 3.750% 12/01/27 B2 3,153,464
650 Delta TopCo, Inc., Term Loan,
Second Lien
9.336% 3-Month LIBOR 7.250% 12/01/28 CCC 568,750
12,915 Maxar Technologies Ltd., Term
Loan, (WI/DD)
TBD TBD TBD TBD B 12,280,034
7,718 MLN US HoldCo LLC, Term
Loan, First Lien
5.620% 1-Month LIBOR 4.500% 11/30/25 B3 5,170,929
3,830 Plantronics Inc, Term Loan B 4.166% 1-Month LIBOR 2.500% 7/02/25 Ba2 3,782,269
3,257 Riverbed Technology, Inc., Exit
Term Loan, (cash 7.000%, PIK
2.000%)(6)
7.630% 3-Month LIBOR 6.000% 12/07/26 Caa1 1,953,008
1,625 ViaSat, Inc., Term Loan 6.140% SOFR30A 4.500% 3/04/29 BB+ 1,521,406
38,451 Total Communications Equipment 32,600,804
Construction & Engineering - 0.1%
1,047 Aegion Corporation, Term Loan 6.273% 1-Month LIBOR 4.750% 5/17/28 B 960,702
2,458 Centuri Group, Inc, Term Loan
B
4.075% 3-Month LIBOR 2.500% 8/27/28 Ba2 2,361,349
3,505 Total Construction & Engineering 3,322,051
Consumer Finance - 0.1%
1,563 Fleetcor Technologies
Operating Company, LLC, Term
Loan B4
3.416% 1-Month LIBOR 1.750% 4/30/28 BB+ 1,507,482
Containers & Packaging - 0.8%
6,529 Berry Global, Inc., Term Loan Z 3.005% 1-Month LIBOR 1.750% 7/01/26 BBB- 6,323,619
3,430 Clydesdale Acquisition
Holdings Inc, Term Loan B
5.875% SOFR30A 4.250% 3/30/29 B 3,215,625
3,463 Klockner-Pentaplast of
America, Inc., Term Loan B
5.554% 6-Month LIBOR 4.750% 2/09/26 B 2,960,981
2,804 Reynolds Group Holdings Inc.,
Term Loan B
5.166% 1-Month LIBOR 3.500% 9/24/28 B+ 2,634,574
998 Reynolds Group Holdings Inc.,
Term Loan B2, (WI/DD)
TBD TBD TBD TBD B+ 933,261
3,577 TricorBraun Holdings, Inc.,
Term Loan
4.916% 1-Month LIBOR 3.250% 3/03/28 B2 3,340,123
20,801 Total Containers & Packaging 19,408,183
Diversified Consumer Services - 0.2%
3,982 Spin Holdco Inc., Term Loan 5.611% 3-Month LIBOR 4.000% 3/04/28 B- 3,677,786
Diversified Financial Services - 0.3%
1,196 Avaya, Inc., Term Loan B2 5.324% 1-Month LIBOR 4.000% 12/15/27 BB- 920,557
904 Avolon TLB Borrower 1 (US)
LLC, Term Loan B3
3.345% 1-Month LIBOR 1.750% 1/15/25 Baa2 865,546
668 Avolon TLB Borrower 1 (US)
LLC, Term Loan B4
3.095% 1-Month LIBOR 1.500% 2/12/27 Baa2 632,658
4,763 Trans Union, LLC, Term Loan B6 3.916% 1-Month LIBOR 2.250% 12/01/28 BBB- 4,552,472
7,531 Total Diversified Financial Services 6,971,233

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Diversified Telecommunication Services - 2.0%
$ 1,705 Altice France S.A., Term Loan
B12
4.732% 3-Month LIBOR 3.688% 1/31/26 B $ 1,555,358
9,696 Altice France S.A., Term Loan
B13
5.411% 3-Month LIBOR 4.000% 8/14/26 B 8,887,038
1,502 Cablevision Lightpath LLC,
Term Loan B
4.574% 1-Month LIBOR 3.250% 12/01/27 B+ 1,425,149
515 CenturyLink, Inc., Term Loan B 3.916% 1-Month LIBOR 2.250% 3/15/27 BBB- 474,965
8,735 Cincinnati Bell, Inc., Term Loan
B2
4.875% SOFR30A 3.250% 11/23/28 B+ 8,322,885
609 Connect Finco Sarl, Term Loan
B
4.560% 1-Month LIBOR 3.500% 12/12/26 B+ 562,315
6,660 Cyxtera DC Holdings, Inc., Term
Loan B, (DD1)
4.460% 1-Month LIBOR 3.000% 5/01/24 B 6,301,229
997 Dawn Acquisition LLC, Term
Loan
6.000% 3-Month LIBOR 3.750% 12/31/25 B- 801,883
2,724 Eagle Broadband Investments
LLC, Term Loan
5.313% 3-Month LIBOR 3.000% 11/12/27 B+ 2,573,929
16,630 Frontier Communications
Corp., Term Loan B
6.063% 3-Month LIBOR 3.750% 10/08/27 BB+ 15,638,841
49,773 Total Diversified Telecommunication Services 46,543,592
Electric Utilities - 0.4%
853 ExGen Renewables IV, LLC,
Term Loan
4.080% 3-Month LIBOR 2.500% 12/15/27 BB- 825,557
4,726 Pacific Gas & Electric Company,
Term Loan
4.688% 1-Month LIBOR 3.000% 6/23/25 BB 4,471,281
4,544 Talen Energy Supply LLC, Term
Loan, (WI/DD)(6)
TBD TBD TBD TBD N/R 4,368,329
10,123 Total Electric Utilities 9,665,167
Electronic Equipment, Instruments & Components - 1.0%
5,000 II VI Incorporated, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 4,806,250
16,155 Ingram Micro Inc., Term Loan B 5.750% 3-Month LIBOR 3.500% 7/02/28 BB+ 15,326,478
967 TTM Technologies, Inc., Term
Loan
3.562% 1-Month LIBOR 2.500% 9/28/24 BB+ 958,120
1,029 Vertiv Group Corporation, Term
Loan B
3.870% 1-Month LIBOR 2.750% 3/02/27 BB- 959,752
23,151 Total Electronic Equipment, Instruments & Components 22,050,600
Energy Equipment & Services - 0.0%
243 Petroleum Geo-Services ASA,
Term Loan
9.750% 1 + 3 Month
LIBOR
7.500% 3/19/24 N/R 222,303
Entertainment - 1.1%
13,622 AMC Entertainment Holdings,
Inc, Term Loan B, (DD1)
4.200% 1-Month LIBOR 3.000% 4/22/26 B- 11,521,104
2,325 Crown Finance US, Inc., Term
Loan
4.250% 3-Month LIBOR 2.750% 9/20/26 CCC 1,439,503
5,123 Crown Finance US, Inc., Term
Loan
4.000% 3-Month LIBOR 2.500% 2/28/25 CCC 3,266,687
169 Crown Finance US, Inc., Term
Loan B1
10.076% 6-Month LIBOR 8.250% 5/23/24 B- 176,551
410 Diamond Sports Group, LLC,
Term Loan
9.181% 1-Month LIBOR 8.000% 5/19/26 B 409,654
872 Diamond Sports Group, LLC,
Term Loan, Second Lien
4.431% SOFR30A 3.250% 8/24/26 CCC+ 212,158
1,210 Lions Gate Capital Holdings
LLC, Term Loan B
3.916% 1-Month LIBOR 2.250% 3/24/25 Ba2 1,173,203

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Entertainment (continued)
$ 1,032 Playtika Holding Corp, Term
Loan
4.416% 1-Month LIBOR 2.750% 3/11/28 BB $ 975,614
5,467 Univision Communications Inc.,
Term Loan C5, (DD1)
4.416% 1-Month LIBOR 2.750% 3/15/24 B+ 5,390,658
30,230 Total Entertainment 24,565,132
Food & Staples Retailing - 1.2%
10,676 US Foods, Inc., Term Loan B,
(DD1)
3.575% 3-Month LIBOR 2.000% 9/13/26 BB 10,090,580
18,527 US Foods, Inc., Term Loan B,
(DD1)
4.325% 3-Month LIBOR 2.750% 11/22/28 BB 17,707,108
29,203 Total Food & Staples Retailing 27,797,688
Food Products - 0.5%
4,903 CHG PPC Parent LLC, Term
Loan
4.688% 1-Month LIBOR 3.000% 12/08/28 B1 4,645,320
2,041 H Food Holdings LLC, Term
Loan B
5.354% 1-Month LIBOR 3.688% 5/31/25 B2 1,840,449
119 H Food Holdings LLC, Term
Loan B3
6.666% 1-Month LIBOR 5.000% 5/31/25 B2 109,068
5,400 Sycamore Buyer LLC, Term
Loan B, (WI/DD)
TBD TBD TBD TBD BB+ 5,162,400
12,463 Total Food Products 11,757,237
Health Care Equipment & Supplies - 2.5%
11,550 Bausch & Lomb, Inc., Term
Loan, (DD1)
4.549% TSFR1M 3.250% 5/05/27 BB+ 10,793,475
1,398 Carestream Health, Inc., Term
Loan
9.500% 3-Month LIBOR 6.750% 5/08/23 B1 1,391,073
1,280 Embecta Corp, Term Loan B 5.054% TSFR3M 3.000% 1/27/29 Ba3 1,213,212
3,257 ICU Medical, Inc., Term Loan B 4.604% SOFR90A 2.650% 12/14/28 BBB- 3,146,919
41,912 Medline Borrower, LP, Term
Loan B
4.916% 1-Month LIBOR 3.250% 10/21/28 BB- 38,997,819
1,478 Viant Medical Holdings, Inc.,
Term Loan, First Lien
5.416% 1-Month LIBOR 3.750% 7/02/25 B3 1,365,389
535 Vyaire Medical, Inc., Term Loan
B
5.750% 3-Month LIBOR 4.750% 4/30/25 Caa1 400,292
61,410 Total Health Care Equipment & Supplies 57,308,179
Health Care Providers & Services - 7.7%
1,481 ADMI Corp., Term Loan B2 5.041% 1-Month LIBOR 3.375% 12/23/27 B 1,354,025
2,664 Agiliti Health, Inc, Term Loan 3.813% 1-Month LIBOR 2.750% 1/04/26 B+ 2,564,446
543 Agiliti Health, Inc, Term Loan 3.813% 1-Month LIBOR 2.750% 1/04/26 B+ 518,429
10,294 AHP Health Partners, Inc., Term
Loan B
5.166% 1-Month LIBOR 3.500% 8/23/28 B1 9,746,652
661 BW NHHC Holdco, Inc., Term
Loan, First Lien
6.455% 3-Month LIBOR 5.000% 5/15/25 CCC 475,165
5,223 Change Healthcare Holdings
LLC, Term Loan B
4.166% 1-Month LIBOR 2.500% 3/01/24 B+ 5,096,629
3,491 Electron BidCo Inc., Term Loan 4.666% 1-Month LIBOR 3.000% 11/01/28 B1 3,278,982
1,105 Element Materials Technology
Group US Holdings Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 1,063,220
510 Element Materials Technology
Group US Holdings Inc., Term
Loan, (WI/DD)(5)
TBD TBD TBD TBD B1 490,717
2,659 EyeCare Partners, LLC, Term
Loan
6.000% 3-Month LIBOR 3.750% 2/20/27 B 2,467,308
622 Forefront Management
Holdings, LLC, Term Loan(5)
5.338% TSFR1M 4.250% 3/23/29 B 581,614

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Health Care Providers & Services (continued)
$ 3,328 Forefront Management
Holdings, LLC, Term Loan B
5.331% TSFR1M 4.250% 3/23/29 B $ 3,111,636
4,402 Gainwell Acquisition Corp.,
Term Loan B
6.250% 3-Month LIBOR 4.000% 10/01/27 BB- 4,174,868
1,695 Global Medical Response, Inc.,
Term Loan
5.916% 1-Month LIBOR 4.250% 3/14/25 B 1,581,177
8,463 Global Medical Response, Inc.,
Term Loan B
5.250% 3-Month LIBOR 4.250% 10/02/25 B 7,894,634
6,302 ICON Luxembourg S.A.R.L.,
Term Loan
4.563% 3-Month LIBOR 2.250% 7/01/28 BB+ 6,104,571
1,235 IQVIA Inc., Term Loan B3 4.000% 3-Month LIBOR 1.750% 6/11/25 BBB- 1,202,618
1,302 Onex TSG Intermediate Corp.,
Term Loan B
6.416% 1-Month LIBOR 4.750% 2/26/28 B 1,217,230
4,220 Packaging Coordinators Midco,
Inc., Term Loan, First Lien
6.000% 3-Month LIBOR 3.750% 11/30/27 B2 4,001,528
37,720 Parexel International
Corporation, Term Loan, First
Lien
4.883% 1-Month LIBOR 3.250% 11/15/28 B1 35,523,246
3,510 Phoenix Guarantor Inc, Term
Loan B
4.916% 1-Month LIBOR 3.250% 3/05/26 B1 3,291,652
2,977 Phoenix Guarantor Inc, Term
Loan B3, (DD1)
5.142% 1-Month LIBOR 3.500% 3/05/26 B1 2,802,501
234 Quorum Health Corporation,
Term Loan(6)
7.500% 3-Month LIBOR 6.500% 4/29/25 B- 160,929
35,787 RegionalCare Hospital Partners
Holdings, Inc., Term Loan B
5.416% 1-Month LIBOR 3.750% 11/16/25 B1 33,491,814
13,940 Select Medical Corporation,
Term Loan B
4.170% 1-Month LIBOR 2.500% 3/06/25 Ba2 13,381,901
744 Sound Inpatient Physicians,
Term Loan B
4.624% 1-Month LIBOR 3.000% 6/28/25 B 675,520
19,944 Surgery Center Holdings, Inc.,
Term Loan
4.950% 1-Month LIBOR 3.750% 8/31/26 B1 18,641,194
2,465 Team Health Holdings, Inc.,
Term Loan B4
5.536% SOFR30A 5.250% 2/17/27 B 2,085,959
5,149 Team Health Holdings, Inc.,
Term Loan, First Lien
4.416% 1-Month LIBOR 2.750% 2/06/24 B 4,601,656
5,899 US Radiology Specialists, Inc.,
Term Loan
7.500% 3-Month LIBOR 5.250% 12/15/27 B- 5,249,913
1,625 Vizient, Inc., Term Loan B 3.684% TSFR1M 2.250% 4/27/29 BB+ 1,616,152
190,194 Total Health Care Providers & Services 178,447,886
Health Care Technology - 0.3%
870 Athenahealth, Inc., Term
Loan(5)
3.500% 1-Month LIBOR 3.500% 1/27/29 B+ 803,265
5,130 Athenahealth, Inc., Term Loan B 5.009% SOFR30A 3.500% 1/27/29 B+ 4,739,265
2,088 Carestream Health, Inc., Term
Loan, Second Lien, (cash
5.500%, PIK 8.000%)
8.000% 3-Month LIBOR 8.000% 8/05/23 Caa1 1,807,482
8,088 Total Health Care Technology 7,350,012
Hotels, Restaurants & Leisure - 11.8%
142 24 Hour Fitness Worldwide,
Inc., Exit Term Loan
16.250% 3-Month LIBOR 14.000% 9/29/26 Caa3 129,269
335 24 Hour Fitness Worldwide,
Inc., Exit Term Loan, (cash
0.220%, PIK 5.000%)
7.232% 3-Month LIBOR 5.000% 12/29/25 CCC- 113,232
8,740 Alterra Mountain Company,
Term Loan
5.166% 1-Month LIBOR 3.500% 8/17/28 B 8,335,579
4,920 Alterra Mountain Company,
Term Loan B1
4.416% 1-Month LIBOR 2.750% 7/31/24 B 4,786,760

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Hotels, Restaurants & Leisure (continued)
$ 41,482 B.C. Unlimited Liability
Company, Term Loan B4
3.416% 1-Month LIBOR 1.750% 11/19/26 BB+ $ 39,719,241
16,693 Caesars Resort Collection, LLC,
Term Loan B, First Lien
4.416% 1-Month LIBOR 2.750% 12/22/24 B+ 16,114,298
13,981 Caesars Resort Collection, LLC,
Term Loan B1
5.166% 1-Month LIBOR 3.500% 7/20/25 B+ 13,510,968
3,061 Carnival Corporation, Term
Loan B
6.127% 6-Month LIBOR 3.250% 10/18/28 Ba2 2,754,616
4,931 Carnival Corporation, Term
Loan B
5.877% 6-Month LIBOR 3.000% 6/30/25 Ba2 4,603,482
3,228 Churchill Downs Incorporated,
Term Loan B
3.670% 1-Month LIBOR 2.000% 12/27/24 BBB- 3,088,790
5,617 Churchill Downs Incorporated,
Term Loan B1
3.670% 1-Month LIBOR 2.000% 3/17/28 BBB- 5,307,940
13,272 ClubCorp Holdings, Inc., Term
Loan B
5.000% 3-Month LIBOR 2.750% 9/18/24 B2 12,281,716
2,593 Crown Finance US, Inc., Term
Loan B, (WI/DD)(5)
TBD TBD TBD TBD CCC+ 1,980,220
384 Crown Finance US, Inc., Term
Loan B1, (cash 7.132%, PIK
8.250%)
7.000% 3-Month LIBOR 7.000% 5/23/24 B- 430,542
37,069 Delta 2 (LUX) S.a.r.l., Term Loan,
(DD1)
4.166% 1-Month LIBOR 2.500% 2/01/24 BB- 36,239,632
4,663 Equinox Holdings, Inc., Term
Loan, First Lien
5.250% 3-Month LIBOR 3.000% 3/08/24 CCC 3,527,993
583 Equinox Holdings, Inc., Term
Loan, Second Lien
9.250% 3-Month LIBOR 7.000% 3/08/25 CC 442,433
2,233 Everi Holdings Inc., Term Loan
B
4.750% 1-Month LIBOR 2.500% 8/03/28 BB+ 2,146,938
15,463 Fertitta Entertainment, LLC,
Term Loan B
5.525% SOFR30A 4.000% 1/27/29 B 14,303,504
5,714 Hilton Grand Vacations
Borrower LLC, Term Loan B
4.666% 1-Month LIBOR 3.000% 8/02/28 BB+ 5,367,934
997 IRB Holding Corp, Term Loan B 4.238% SOFR30A 3.150% 12/15/27 B+ 938,873
1,169 Life Time Fitness Inc, Term
Loan B
6.325% 3-Month LIBOR 4.750% 12/15/24 B 1,154,909
20,834 NASCAR Holdings, Inc, Term
Loan B, (DD1)
4.166% 1-Month LIBOR 2.500% 10/18/26 BB+ 20,089,394
711 PCI Gaming Authority, Term
Loan
4.166% 1-Month LIBOR 2.500% 5/31/26 BBB- 682,955
4,347 Penn National Gaming, Inc.,
Term Loan B11
4.375% SOFR30A 2.750% 4/20/29 BB 4,181,292
3,718 Scientific Games Holdings LP,
Term Loan B
4.175% 3-Month LIBOR 3.500% 2/04/29 BB- 3,452,312
12,035 Scientific Games International,
Inc., Term Loan B
4.358% TSFR1M 3.000% 4/07/29 BB 11,460,810
7,594 SeaWorld Parks &
Entertainment, Inc., Term Loan
B
4.688% 1-Month LIBOR 3.000% 8/25/28 BB- 7,148,478
28,189 Stars Group Holdings B.V. (The),
Term Loan, (DD1)
4.500% 3-Month LIBOR 2.250% 7/10/25 BBB 26,890,643
2,534 Station Casinos LLC, Term Loan
B
3.920% 1-Month LIBOR 2.250% 2/08/27 BB- 2,390,953
15,464 Twin River Worldwide Holdings,
Inc., Term Loan B, (DD1)
4.370% 1-Month LIBOR 3.250% 10/01/28 BB+ 14,403,014
6,274 William Morris Endeavor
Entertainment, LLC, Term Loan,
First Lien
4.420% 1-Month LIBOR 2.750% 5/16/25 B 5,925,125
288,970 Total Hotels, Restaurants & Leisure 273,903,845

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Household Durables - 0.9%
$ 4,278 AI Aqua Merger Sub Inc, Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 $ 3,899,922
972 AI Aqua Merger Sub Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD B3 886,346
6,750 AI Aqua Merger Sub, Inc., Term
Loan B, First Lien
4.831% 1-Month LIBOR 3.750% 7/30/28 B 6,167,812
1,492 Installed Building Products,
Inc., Term Loan B
3.916% 1-Month LIBOR 2.250% 12/14/28 BB+ 1,479,754
2,319 Serta Simmons Bedding, LLC,
Term Loan(6)
9.009% 1-Month LIBOR 7.500% 8/10/23 B- 1,646,437
92 Serta Simmons Bedding, LLC,
Term Loan(6)
9.009% 1-Month LIBOR 7.500% 8/10/23 B 89,580
7,240 Weber-Stephen Products LLC,
Term Loan B
4.916% 1-Month LIBOR 3.250% 10/30/27 B 6,615,473
23,143 Total Household Durables 20,785,324
Household Products - 0.1%
1,511 Illuminate Merger Sub Corp.,
Term Loan
6.377% 6-Month LIBOR 3.500% 5/16/28 B1 1,328,878
Independent Power and Renewable Electricity Producers - 0.3%
5,892 Talen Energy Corp., Term Loan,
(WI/DD)(6)
TBD TBD TBD TBD Baa3 5,840,445
Insurance - 4.3%
1,995 Acrisure, LLC, Term Loan B 5.916% 1-Month LIBOR 4.250% 2/15/27 B 1,888,595
3,759 Acrisure, LLC, Term Loan B 5.166% 1-Month LIBOR 3.500% 2/15/27 B 3,461,665
4,754 Alliant Holdings Intermediate,
LLC, Term Loan B
4.916% 1-Month LIBOR 3.250% 5/10/25 B 4,487,503
10,513 Alliant Holdings Intermediate,
LLC, Term Loan B4
5.009% 1-Month LIBOR 3.500% 11/12/27 B 9,811,290
6,983 AssuredPartners, Inc., Term
Loan
5.025% SOFR30A 3.500% 2/13/27 B 6,528,637
4,227 AssuredPartners, Inc., Term
Loan B
5.166% 1-Month LIBOR 3.500% 2/13/27 B 3,973,505
1,990 AssuredPartners, Inc., Term
Loan B
5.166% 1-Month LIBOR 3.500% 2/13/27 B 1,869,165
5,098 Asurion LLC, Term Loan B4,
Second Lien
6.916% 1-Month LIBOR 5.250% 1/15/29 B 4,356,241
8,828 Asurion LLC, Term Loan B6 4.791% 1-Month LIBOR 3.125% 11/03/23 Ba3 8,507,366
4,974 Asurion LLC, Term Loan B7 4.666% 1-Month LIBOR 3.000% 11/03/24 Ba3 4,678,135
398 Asurion LLC, Term Loan B8 4.916% 1-Month LIBOR 3.250% 12/23/26 Ba3 361,961
1,667 Asurion LLC, Term Loan B9 4.916% 1-Month LIBOR 3.250% 7/31/27 Ba3 1,512,603
992 Broadstreet Partners, Inc., Term
Loan B
4.666% 1-Month LIBOR 3.000% 1/27/27 B1 935,949
9,946 Broadstreet Partners, Inc., Term
Loan B2
4.916% 1-Month LIBOR 3.250% 1/27/27 B1 9,349,404
6,619 Hub International Limited, Term
Loan B, (DD1)
4.214% 3-Month LIBOR 3.000% 4/25/25 B 6,284,165
7,360 Hub International Limited, Term
Loan B
4.348% 3-Month LIBOR 3.250% 4/25/25 B 7,000,206
12,010 Ryan Specialty Group, LLC,
Term Loan
4.625% SOFR30A 3.000% 9/01/27 BB- 11,589,701
8,581 USI, Inc., Term Loan 5.250% 3-Month LIBOR 3.000% 5/16/24 B 8,245,506
4,952 USI, Inc., Term Loan B 5.500% 3-Month LIBOR 3.250% 12/02/26 B 4,617,240
105,646 Total Insurance 99,458,837

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Interactive Media & Services - 0.6%
$ 1,995 Getty Images, Inc., Term Loan B 6.125% 3-Month LIBOR 4.500% 2/19/26 B2 $ 1,933,935
13,806 Rackspace Technology Global,
Inc., Term Loan B
3.500% 3-Month LIBOR 2.750% 2/09/28 B+ 12,623,744
15,801 Total Interactive Media & Services 14,557,679
Internet & Direct Marketing Retail - 0.3%
4,970 CNT Holdings I Corp, Term
Loan
4.690% 1-Month LIBOR 3.500% 11/08/27 B 4,730,201
560 Medical Solutions Holdings,
Inc., Term Loan(5)
3.500% 3-Month LIBOR 3.500% 11/01/28 B1 526,540
2,933 Medical Solutions Holdings,
Inc., Term Loan, First Lien
6.377% 3-Month LIBOR 3.500% 11/01/28 B1 2,757,424
8,463 Total Internet & Direct Marketing Retail 8,014,165
IT Services - 2.2%
1,342 Ahead DB Holdings, LLC, Term
Loan B
6.010% 3-Month LIBOR 3.750% 10/16/27 B+ 1,266,592
290 iQor US Inc., Exit Term Loan 9.166% 1-Month LIBOR 7.500% 9/15/27 B1 289,734
6,250 Optiv Security, Inc. , Term Loan,
First Lien
5.326% 6-Month LIBOR 3.250% 2/01/24 B- 6,002,594
970 Peraton Corp., Term Loan B 5.416% 1-Month LIBOR 3.750% 2/01/28 BB- 913,166
3,088 Perforce Software, Inc., Term
Loan B
5.416% 1-Month LIBOR 3.750% 7/01/26 B2 2,855,780
15,659 Sabre GLBL Inc., Term Loan B 3.666% 1-Month LIBOR 2.000% 2/22/24 Ba3 14,883,649
11,900 Syniverse Holdings, Inc., Term
Loan
8.286% TSFR3M 7.000% 5/10/29 B- 10,579,874
5,645 Tempo Acquisition LLC, Term
Loan B
4.525% SOFR30A 3.000% 8/31/28 BB- 5,362,806
4,201 Travelport Finance
(Luxembourg) S.a.r.l., Term
Loan, (cash 3.500%, PIK
6.500%)
3.750% 3-Month LIBOR 1.500% 2/28/25 B- 4,167,104
2,993 Virtusa Corporation, Term Loan
B1
5.375% 1-Month LIBOR 3.750% 2/08/29 B 2,837,893
786 WEX Inc., Term Loan 3.916% 1-Month LIBOR 2.250% 4/01/28 Ba2 757,413
53,124 Total IT Services 49,916,605
Leisure Products - 0.2%
3,460 Hayward Industries, Inc., Term
Loan
4.166% 1-Month LIBOR 2.500% 5/28/28 BB 3,302,939
845 SRAM, LLC , Term Loan B 4.416% 1-Month LIBOR 2.750% 5/18/28 BB- 807,054
4,305 Total Leisure Products 4,109,993
Life Sciences Tools & Services - 0.2%
2,150 Avantor Funding, Inc., Term
Loan B5
3.916% 1-Month LIBOR 2.250% 11/06/27 BB+ 2,073,240
1,191 Curia Global, Inc., Term Loan 4.989% 3-Month LIBOR 3.750% 8/30/26 B 1,127,054
1,570 ICON Luxembourg S.A.R.L.,
Term Loan
4.563% 3-Month LIBOR 2.250% 7/01/28 BB+ 1,521,066
4,911 Total Life Sciences Tools & Services 4,721,360
Machinery - 1.1%
6,000 Ali Group North America Corp.,
Term Loan B, (WI/DD)
TBD TBD TBD TBD Baa3 5,754,000
1,315 Alliance Laundry Systems LLC,
Term Loan B
4.250% 1 + 3 Month
LIBOR
3.500% 10/08/27 B 1,254,046
3,224 Filtration Group Corporation,
Term Loan
5.166% 1-Month LIBOR 3.500% 10/21/28 B 3,022,313
9,947 Gates Global LLC, Term Loan
B3
4.166% 1-Month LIBOR 2.500% 3/31/27 Ba3 9,414,930

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Machinery (continued)
$ 4,527 Grinding Media Inc., Term
Loan B
4.796% 3-Month LIBOR 4.000% 10/12/28 B $ 4,141,635
744 Madison IAQ LLC, Term Loan 4.524% 6-Month LIBOR 3.250% 6/21/28 B1 680,016
977 Star US Bidco LLC, Term Loan B 5.916% 1-Month LIBOR 4.250% 3/17/27 B2 935,641
26,734 Total Machinery 25,202,581
Marine - 0.1%
2,736 HGIM Corp., Exit Term Loan 8.030% 3-Month LIBOR 6.000% 7/02/23 CCC+ 2,576,787
Media - 6.7%
3,165 ABG Intermediate Holdings 2
LLC, Term Loan B1
5.275% SOFR30A 3.750% 12/21/28 B1 2,967,187
640 ABG Intermediate Holdings 2
LLC, Term Loan, Second Lien
7.625% SOFR30A 6.000% 12/20/29 CCC+ 598,400
2,750 Altice Financing SA, Term Loan,
First Lien
3.794% 3-Month LIBOR 2.750% 1/31/26 B 2,497,275
3,218 Cable One, Inc., Term Loan B4 3.666% 1-Month LIBOR 2.000% 5/03/28 BB+ 3,105,486
11,580 Cengage Learning, Inc., Term
Loan B
5.750% 3-Month LIBOR 4.750% 7/14/26 B 10,479,934
280 Checkout Holding Corp., First
Out Term Loan
9.166% 1-Month LIBOR 7.500% 2/15/23 N/R 244,676
529 Checkout Holding Corp., Last
Out Term Loan, (cash 2.000%,
PIK 9.500%)
2.666% 1-Month LIBOR 1.000% 8/15/23 N/R 177,346
39,641 Clear Channel Outdoor
Holdings, Inc., Term Loan B
4.739% 3-Month LIBOR 3.500% 8/21/26 B1 34,259,967
6,859 CSC Holdings, LLC, Term Loan 3.574% 1-Month LIBOR 2.250% 1/15/26 BB 6,400,246
5,458 CSC Holdings, LLC, Term Loan
B1
3.574% 1-Month LIBOR 2.250% 7/17/25 BB 5,092,173
3,833 CSC Holdings, LLC, Term Loan
B5
3.824% 1-Month LIBOR 2.500% 4/15/27 BB 3,572,068
15,009 DirecTV Financing, LLC, Term
Loan
6.666% 1-Month LIBOR 5.000% 8/02/27 BBB- 13,861,168
7,466 Dotdash Meredith Inc, Term
Loan B
5.145% 1-Month LIBOR 4.000% 12/01/28 BB- 6,999,601
642 Emerald Expositions Holding,
Inc., Term Loan B
4.166% 1-Month LIBOR 2.500% 5/22/24 B 614,024
995 Gray Television, Inc., Term Loan
B
3.562% 1-Month LIBOR 2.500% 2/07/24 BB+ 977,227
1,507 Gray Television, Inc., Term Loan
C
3.562% 1-Month LIBOR 2.500% 1/02/26 BB+ 1,456,294
24,577 iHeartCommunications, Inc.,
Term Loan, (DD1)
4.666% 1-Month LIBOR 3.000% 5/01/26 BB- 22,897,498
3,805 LCPR Loan Financing LLC, Term
Loan B
5.074% 1-Month LIBOR 3.750% 10/15/28 BB+ 3,691,222
10,455 McGraw-Hill Global Education
Holdings, LLC, Term Loan
5.554% 6-Month LIBOR 4.750% 7/30/28 BB+ 9,496,304
723 Mission Broadcasting, Inc.,
Term Loan B
3.562% 1-Month LIBOR 2.500% 6/03/28 BBB- 699,961
2,907 Outfront Media Capital LLC,
Term Loan B
3.416% 1-Month LIBOR 1.750% 11/18/26 Ba1 2,777,638
7,796 Radiate Holdco, LLC, Term
Loan B
4.916% 1-Month LIBOR 3.250% 9/25/26 B1 7,268,165
3,469 Virgin Media Bristol LLC, Term
Loan N
3.824% 1-Month LIBOR 2.500% 1/31/28 BB+ 3,258,917
3,910 WideOpenWest Finance LLC,
Term Loan B
4.509% SOFR30A 3.000% 12/20/28 BB 3,783,967
7,871 Ziggo Financing Partnership,
Term Loan I
3.824% 1-Month LIBOR 2.500% 4/30/28 BB 7,362,522
169,085 Total Media 154,539,266

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Multiline Retail - 0.0%
$ 775 Belk, Inc., Term Loan, (cash
5.000%, PIK 8.000%)
13.000% 3-Month LIBOR 13.000% 7/31/25 CCC- $ 327,137
165 Belk, Inc., Term Loan 9.006% 3-Month LIBOR 7.500% 7/31/25 B- 151,250
940 Total Multiline Retail 478,387
Oil, Gas & Consumable Fuels - 1.9%
393 BCP Renaissance Parent LLC,
Term Loan B3
5.025% SOFR30A 3.500% 11/01/24 B+ 375,503
4,273 Buckeye Partners, L.P., Term
Loan B
3.916% 1-Month LIBOR 2.250% 11/01/26 BBB- 4,099,307
1,691 Citgo Petroleum Corporation,
Term Loan B, (DD1)
7.916% 1-Month LIBOR 6.250% 3/28/24 BB 1,681,097
2,510 Delek US Holdings, Inc., Term
Loan B
4.484% 1-Month LIBOR 2.250% 3/30/25 BB+ 2,410,554
1,945 Delek US Holdings, Inc., Term
Loan B
7.166% 1-Month LIBOR 5.500% 3/30/25 BB+ 1,931,281
160 DT Midstream, Inc, Term Loan B 3.688% 1-Month LIBOR 2.000% 6/10/28 Baa2 159,544
784 EG America LLC, Term Loan 6.250% 3-Month LIBOR 4.000% 2/05/25 B- 738,845
4,699 Freeport LNG Investments,
LLLP, Term Loan
4.286% 3-Month LIBOR 3.000% 11/16/26 N/R 4,510,824
9,172 Freeport LNG Investments,
LLLP, Term Loan B
4.563% 3-Month LIBOR 3.500% 12/21/28 B+ 7,979,340
13,012 Gulf Finance, LLC, Term Loan,
(DD1)
7.870% 1-Month LIBOR 6.750% 8/25/26 B 9,718,500
5,722 QuarterNorth Energy Holding
Inc., Exit Term Loan, Second
Lien, (DD1)
9.666% 1-Month LIBOR 8.000% 8/27/26 B 5,742,175
4,339 TransMontaigne Operating
Company L.P., Term Loan B
4.000% 1-Month LIBOR 3.500% 11/05/28 BB 4,121,258
1,326 Traverse Midstream Partners
LLC, Term Loan
5.950% SOFR90A 4.250% 9/27/24 B+ 1,268,622
50,026 Total Oil, Gas & Consumable Fuels 44,736,850
Paper & Forest Products - 0.1%
1,272 Asplundh Tree Expert, LLC,
Term Loan B
3.416% 1-Month LIBOR 1.750% 9/04/27 BBB- 1,231,758
Personal Products - 0.2%
992 Conair Holdings, LLC, Term
Loan B
6.000% 3-Month LIBOR 3.750% 5/17/28 B- 835,352
1 Kronos Acquisition Holdings
Inc., Term Loan B
5.416% 1-Month LIBOR 3.750% 12/22/26 B2 655
4,035 Revlon Consumer Products
Corporation, Term Loan B(6),(7)
5.576% 6-Month LIBOR 3.500% 9/07/23 D 2,878,257
5,028 Total Personal Products 3,714,264
Pharmaceuticals - 3.2%
5,885 Bausch Health Companies Inc.,
Term Loan B3
6.549% SOFR30A 5.250% 1/27/27 BB 5,070,910
2,700 Catalent Pharma Solutions Inc.,
Term Loan B3
3.625% 1-Month LIBOR 2.000% 2/22/28 BBB- 2,668,186
3,513 Endo Luxembourg Finance
Company I S.a r.l., Term Loan
6.688% 1-Month LIBOR 5.000% 3/25/28 CCC 2,699,192
32,393 Jazz Financing Lux S.a.r.l., Term
Loan
5.166% 1-Month LIBOR 3.500% 5/05/28 BB+ 30,986,264
3,483 LSCS Holdings, Inc., Term Loan,
First Lien
6.734% 1-Month LIBOR 4.500% 12/16/28 B2 3,325,788
1,553 Mallinckrodt International
Finance S.A., Term Loan B(6)
6.911% 3-Month LIBOR 5.500% 2/24/25 B 1,334,609

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Pharmaceuticals (continued)
$ 9,718 Mallinckrodt International
Finance S.A., Term Loan B,
(DD1)(6)
7.500% 3-Month LIBOR 5.250% 9/24/24 B $ 8,382,117
17,769 Organon & Co, Term Loan 4.625% 3-Month LIBOR 3.000% 6/02/28 BB 17,148,524
2,891 Perrigo Investments, LLC, Term
Loan B
3.645% TSFR1M 2.500% 4/05/29 Baa3 2,793,429
79,905 Total Pharmaceuticals 74,409,019
Professional Services - 1.1%
2,776 CCRR Parent, Inc, Term Loan B 6.010% 3-Month LIBOR 3.750% 3/05/28 B 2,640,780
4,918 CHG Healthcare Services Inc.,
Term Loan
4.750% 6-Month LIBOR 3.250% 9/30/28 B1 4,664,616
731 Creative Artists Agency, LLC,
Term Loan B
5.416% 1-Month LIBOR 3.750% 11/26/26 B 696,790
3,163 Dun & Bradstreet Corporation
(The), Term Loan
4.874% 1-Month LIBOR 3.250% 2/08/26 BB+ 2,993,021
2,658 Dun & Bradstreet Corporation
(The), Term Loan B2
4.747% 1-Month LIBOR 3.250% 1/18/29 BB+ 2,492,191
2,111 Nielsen Finance LLC, Term
Loan B4
3.190% 1-Month LIBOR 2.000% 10/04/23 BBB- 2,101,406
3,441 Physician Partners LLC, Term
Loan
5.625% SOFR30A 4.000% 2/01/29 B 3,269,306
7,886 Verscend Holding Corp., Term
Loan B
5.666% 1-Month LIBOR 4.000% 8/27/25 BB- 7,570,008
27,684 Total Professional Services 26,428,118
Real Estate Management & Development - 0.1%
2,121 Forest City Enterprises, L.P.,
Term Loan B
5.166% 1-Month LIBOR 3.500% 12/07/25 B+ 2,028,347
Road & Rail - 1.5%
1,679 First Student Bidco Inc, Term
Loan B
5.232% 3-Month LIBOR 3.000% 7/21/28 BB+ 1,503,680
623 First Student Bidco Inc, Term
Loan C
5.232% 3-Month LIBOR 3.000% 7/21/28 BB+ 557,658
9,455 Genesee & Wyoming Inc.
(New), Term Loan
4.250% 3-Month LIBOR 2.000% 12/30/26 BB+ 9,105,538
21,769 Hertz Corporation, (The), Term
Loan B
4.920% 1-Month LIBOR 3.250% 6/30/28 BB+ 20,564,365
4,142 Hertz Corporation, (The), Term
Loan C
4.920% 1-Month LIBOR 3.250% 6/30/28 BB+ 3,912,787
37,668 Total Road & Rail 35,644,028
Semiconductors & Semiconductor Equipment - 0.6%
16,796 Bright Bidco B.V., Term Loan B,
(DD1)
4.774% 3-Month LIBOR 3.500% 6/30/24 CCC 7,510,193
2,875 Entegris Inc., Term Loan, (WI/
DD)
TBD TBD TBD TBD Baa3 2,788,750
165 MACOM Technology Solutions
Holdings, Inc., Term Loan
3.916% 1-Month LIBOR 2.250% 5/19/24 Ba1 161,840
1,700 Synaptics Incorporated, Term
Loan B
4.356% 3-Month LIBOR 2.250% 10/20/28 BBB- 1,660,052
1,133 Ultra Clean Holdings, Inc, Term
Loan B
5.416% 1-Month LIBOR 3.750% 8/27/25 B1 1,104,529
22,669 Total Semiconductors & Semiconductor Equipment 13,225,364

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software - 11.3%
$ 1,451 Applied Systems, Inc., Term
Loan, First Lien
5.250% 3-Month LIBOR 3.000% 9/19/24 B2 $ 1,396,183
3,421 AppLovin Corporation, Term
Loan B
5.250% 3-Month LIBOR 3.000% 10/21/28 BB- 3,256,067
1,312 Apttus Corporation, Term Loan 5.621% 3-Month LIBOR 4.250% 5/06/28 BB 1,233,049
9,141 Avaya Holdings Corp., Term
Loan, (WI/DD)
TBD TBD TBD TBD BB- 8,341,162
8,733 Banff Merger Sub Inc, Term
Loan
5.416% 1-Month LIBOR 3.750% 10/02/25 B2 8,158,364
985 Camelot U.S. Acquisition LLC,
Term Loan B
4.666% 1-Month LIBOR 3.000% 10/31/26 B1 931,234
10,511 Camelot U.S. Acquisition LLC,
Term Loan B, (DD1)
4.666% 1-Month LIBOR 3.000% 10/31/26 B1 9,971,958
4,065 CCC Intelligent Solutions Inc.,
Term Loan B
4.500% 3-Month LIBOR 2.250% 9/21/28 B1 3,867,443
7,315 Central Parent Inc., Term Loan,
(WI/DD)
TBD TBD TBD TBD B+ 6,934,657
7,411 Ceridian HCM Holding Inc.,
Term Loan B
4.166% 1-Month LIBOR 2.500% 4/30/25 B+ 7,038,121
5,000 DTI Holdco, Inc., Term Loan 6.275% SOFR30A 4.750% 4/21/29 B2 4,694,625
2,759 Emerald TopCo Inc, Term Loan 5.166% 1 + 3 Month
LIBOR
3.500% 7/25/26 B2 2,590,669
15,162 Epicor Software Corporation,
Term Loan
4.916% 1-Month LIBOR 3.250% 7/31/27 B2 14,351,982
21,431 Finastra USA, Inc., Term Loan,
First Lien
4.739% 3-Month LIBOR 3.500% 6/13/24 B+ 19,377,995
15,544 Greeneden U.S. Holdings II,
LLC, Term Loan B4
5.666% 1-Month LIBOR 4.000% 12/01/27 B2 14,906,400
1,552 Greenway Health, LLC, Term
Loan, First Lien
5.250% 3-Month LIBOR 3.750% 2/16/24 B- 1,414,145
2,000 Hyland Software Inc., Term
Loan, (WI/DD)
TBD TBD TBD TBD B1 1,935,280
3,374 IGT Holding IV AB, Term Loan
B2
5.650% 3-Month LIBOR 3.500% 3/29/28 B 3,154,272
11,870 Informatica LLC, Term Loan B 4.438% 1-Month LIBOR 2.750% 10/14/28 BB- 11,299,054
3,820 Instructure Holdings, Inc., Term
Loan B
3.269% 3-Month LIBOR 2.750% 10/29/28 BB+ 3,638,955
801 iQor US Inc., Second Out Term
Loan
9.166% 1-Month LIBOR 7.500% 11/19/25 CCC+ 644,661
5,541 MA FinanceCo., LLC, Term
Loan B
5.915% 3-Month LIBOR 4.250% 6/05/25 BB+ 5,083,970
5,731 Magenta Buyer LLC, Term Loan,
First Lien
6.230% 3-Month LIBOR 5.000% 7/27/28 BB- 5,168,333
18,284 McAfee, LLC, Term Loan B 5.145% 1-Month LIBOR 4.000% 2/03/29 BB+ 16,699,223
2,040 Mitnick Corporate Purchaser,
Inc, Term Loan
5.924% TSFR3M 4.750% 4/20/29 B+ 1,943,100
18,250 Nortonlifelock Inc, Term Loan B,
(WI/DD)
TBD TBD TBD TBD BBB- 17,351,187
8,110 Polaris Newco LLC, Term Loan
B
5.666% 1-Month LIBOR 4.000% 6/04/28 B2 7,517,496
395 Project Ruby Ultimate Parent
Corp., Term Loan
4.916% 1-Month LIBOR 3.250% 3/10/28 B 371,444
9,791 Proofpoint, Inc., Term Loan,
First Lien
4.825% 3-Month LIBOR 3.250% 8/31/28 BB- 9,125,321
4,694 RealPage, Inc, Term Loan, First
Lien
4.916% 1-Month LIBOR 3.250% 4/22/28 B+ 4,351,650
10,919 Seattle Spinco, Inc., Term Loan
B3, (DD1)
4.416% 1-Month LIBOR 2.750% 6/21/24 BB+ 10,400,245
5,056 Seattle Spinco, Inc., Term Loan
B5
5.609% SOFR30A 4.000% 1/14/27 BB+ 4,613,131
9,124 Sophia, L.P., Term Loan B 5.500% 3-Month LIBOR 3.250% 10/07/27 B2 8,536,666

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Software (continued)
$ 866 SS&C European Holdings Sarl,
Term Loan B4
3.416% 1-Month LIBOR 1.750% 4/16/25 BB+ $ 826,305
1,067 SS&C Technologies Inc., Term
Loan B3
3.416% 1-Month LIBOR 1.750% 4/16/25 BB+ 1,017,883
8,108 SS&C Technologies Inc., Term
Loan B5
3.416% 1-Month LIBOR 1.750% 4/16/25 BB+ 7,732,801
2,340 SS&C Technologies Inc., Term
Loan B6
3.875% SOFR30A 2.250% 3/22/29 BB+ 2,236,522
3,338 SS&C Technologies Inc., Term
Loan B7
3.875% SOFR30A 2.250% 3/22/29 BB+ 3,190,732
248 Tibco Software Inc., Term Loan
B3
5.420% 1-Month LIBOR 3.750% 7/03/26 B+ 244,031
13,196 Ultimate Software Group Inc
(The), Term Loan
4.212% 3-Month LIBOR 3.250% 5/03/26 B1 12,398,050
3,980 Ultimate Software Group Inc
(The), Term Loan B
5.416% 1-Month LIBOR 3.750% 5/03/26 B1 3,771,629
1,065 Ultimate Software Group Inc
(The), Term Loan, Second Lien
6.212% 3-Month LIBOR 5.250% 5/03/27 Caa1 990,982
4,723 Vision Solutions, Inc., Term
Loan
5.184% 3-Month LIBOR 4.000% 5/28/28 B2 4,293,279
4,937 Zelis Healthcare Corporation,
Term Loan, (DD1)
4.562% 1-Month LIBOR 3.500% 9/30/26 B 4,663,559
279,461 Total Software 261,663,815
Specialty Retail - 2.5%
1,259 Academy, Ltd., Term Loan 4.812% 1-Month LIBOR 3.750% 11/06/27 BB- 1,200,831
3,395 Avis Budget Car Rental, LLC,
Term Loan
3.420% 1-Month LIBOR 1.750% 8/06/27 BB+ 3,221,798
7,877 Avis Budget Car Rental, LLC,
Term Loan C
5.125% 1-Month LIBOR 3.500% 3/15/29 BB+ 7,562,167
5,107 Driven Holdings, LLC, Term
Loan B
3.517% 3-Month LIBOR 3.000% 12/17/28 B2 4,788,000
2,852 Jo-Ann Stores, Inc., Term Loan
B1
5.964% 3-Month LIBOR 4.750% 6/30/28 B 2,017,394
1,868 LBM Acquisition LLC, Term
Loan B
5.416% 1-Month LIBOR 3.750% 12/18/27 B+ 1,540,496
3,137 Les Schwab Tire Centers, Term
Loan B
4.000% 3-Month LIBOR 3.250% 11/02/27 B 2,936,600
19,930 PetSmart, Inc., Term Loan B 4.500% 3-Month LIBOR 3.750% 2/12/28 BB- 18,818,478
3,970 Restoration Hardware, Inc.,
Term Loan B
4.166% 1-Month LIBOR 2.500% 10/15/28 BB 3,501,064
853 SRS Distribution Inc., Term Loan 4.000% SOFR90A 3.500% 6/04/28 B2 788,100
653 Staples, Inc., Term Loan 6.286% 3-Month LIBOR 5.000% 4/12/26 B 571,109
8,042 Staples, Inc., Term Loan B2 5.786% 3-Month LIBOR 4.500% 9/12/24 B 7,445,689
2,501 Wand NewCo 3, Inc., Term
Loan
4.666% 1-Month LIBOR 3.000% 2/05/26 B2 2,330,239
61,444 Total Specialty Retail 56,721,965
Technology Hardware, Storage & Peripherals - 0.3%
7,337 NCR Corporation, Term Loan 3.740% 3-Month LIBOR 2.500% 8/28/26 BB+ 7,141,743
Textiles, Apparel & Luxury Goods - 0.6%
4,777 Birkenstock GmbH & Co. KG,
Term Loan B
5.098% 6-Month LIBOR 3.250% 4/28/28 BB- 4,388,717
1,477 Canada Goose Inc., Term Loan 5.750% 3-Month LIBOR 3.500% 10/07/27 BB 1,419,058
8,850 Crocs Inc, Term Loan B, (DD1) 4.449% SOFR90A 3.500% 2/19/29 Ba2 8,081,201
15,104 Total Textiles, Apparel & Luxury Goods 13,888,976

Principal
Amount (000) Description (1) Coupon (2)
Reference
Rate (2) Spread (2) Maturity (3) Ratings (4) Value
Thrifts & Mortgage Finance - 0.0%
$ 2,270 Ditech Holding Corporation,
Term Loan(6)
0.000% N/A N/A 6/30/22 N/R $ 452,035
Trading Companies & Distributors - 0.4%
6,421 Core & Main LP, Term Loan B 4.124% 1-Month LIBOR 2.500% 6/10/28 Ba3 6,135,054
2,305 Fly Funding II S.a.r.l., Term
Loan B
3.130% 3-Month LIBOR 1.140% 8/09/25 BB- 2,168,778
1,702 Univar Solutions USA Inc., Term
Loan B6
3.416% 1-Month LIBOR 1.750% 6/03/28 BBB- 1,676,237
10,428 Total Trading Companies & Distributors 9,980,069
Transportation Infrastructure - 0.5%
2,900 Brown Group Holding LLC,
Term Loan, (WI/DD)
TBD TBD TBD TBD B+ 2,790,032
3,956 Brown Group Holding LLC,
Term Loan B
4.166% 1-Month LIBOR 2.500% 4/22/28 B+ 3,761,768
6,219 KKR Apple Bidco, LLC, Term
Loan
4.416% 1-Month LIBOR 3.000% 9/23/28 B+ 5,888,379
13,075 Total Transportation Infrastructure 12,440,179
Wireless Telecommunication Services - 1.1%
5,215 GOGO Intermediate Holdings
LLC, Term Loan B
4.989% 3-Month LIBOR 3.750% 4/30/28 B+ 4,948,952
14,220 Intelsat Jackson Holdings S.A.,
Term Loan B, (DD1)(6)
4.920% SOFR180A 4.250% 1/27/29 BB- 13,079,404
4,987 Iridium Satellite LLC, Term Loan
B4
4.166% 1-Month LIBOR 2.500% 11/04/26 Ba3 4,799,325
3,474 MetroNet Systems Holdings,
LLC, Term Loan, First Lien
5.054% SOFR30A 3.750% 6/02/28 B 3,227,754
27,896 Total Wireless Telecommunication Services 26,055,435
$ 2,077,623 Total Variable Rate Senior Loan Interests (cost $2,048,762,281) 1,925,792,556
Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
X 307,923,296 CORPORATE BONDS - 13.3%
X 307,923,296
Airlines - 0.2%
$ 3,500 United Airlines Inc, 144A 4.625% 4/15/29 Ba1 $ 2,968,945
1,000 United Airlines Inc, 144A 4.375% 4/15/26 Ba1 881,170
4,500 Total Airlines 3,850,115
Auto Components - 0.1%
500 Adient Global Holdings Ltd, 144A 4.875% 8/15/26 BB- 438,830
2,210 Adient US LLC, 144A 9.000% 4/15/25 BB+ 2,298,400
2,710 Total Auto Components 2,737,230
Automobiles - 0.2%
5,000 Ford Motor Credit Co LLC 5.584% 3/18/24 BB+ 4,975,000
Chemicals - 0.0%
1,425 Rayonier AM Products Inc, 144A 7.625% 1/15/26 B+ 1,243,312
Commercial Services & Supplies - 1.2%
9,800 GFL Environmental Inc, 144A 5.125% 12/15/26 BB- 9,371,739
3,250 Prime Security Services Borrower LLC / Prime Finance Inc,
144A (8)
6.250% 1/15/28 B- 2,718,935
5,000 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.250% 4/15/24 BB- 4,887,500

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Commercial Services & Supplies (continued)
$ 11,655 Prime Security Services Borrower LLC / Prime Finance Inc,
144A
5.750% 4/15/26 BB- $ 10,868,288
29,705 Total Commercial Services & Supplies 27,846,462
Communications Equipment - 0.5%
11,624 Avaya Inc, 144A (8) 6.125% 9/15/28 BB- 7,584,660
1,000 Commscope Inc, 144A (8) 8.250% 3/01/27 CCC+ 790,500
3,500 Commscope Inc, 144A 6.000% 3/01/26 B1 3,223,605
16,124 Total Communications Equipment 11,598,765
Diversified Telecommunication Services - 0.5%
9,784 Frontier Communications Holdings LLC, 144A 5.875% 10/15/27 BB+ 8,796,820
1,000 Frontier Communications Holdings LLC 5.875% 11/01/29 CCC+ 769,640
2,500 Lumen Technologies Inc 6.750% 12/01/23 BB 2,476,586
13,284 Total Diversified Telecommunication Services 12,043,046
Electric Utilities - 0.1%
5,340 Bruce Mansfield Unit 1 2007 Pass Through Trust (6) 6.850% 6/01/34 N/R 6,675
994 Pacific Gas and Electric Co, (DD1) 3.150% 1/01/26 BBB- 909,315
993 Pacific Gas and Electric Co, (WI/DD) 4.500% 7/01/40 BBB- 769,912
7,327 Total Electric Utilities 1,685,902
Electronic Equipment, Instruments & Components - 0.1%
2,000 Brightstar Corp, 144A 9.750% 10/15/25 B2 1,892,940
Energy Equipment & Services - 0.1%
3,250 Weatherford International Ltd, 144A 8.625% 4/30/30 B- 2,696,805
Entertainment - 0.1%
3,000 AMC Entertainment Holdings Inc, (cash 10.000%, PIK
12.000%), 144A
10.000% 6/15/26 CCC- 1,991,850
1,955 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
5.375% 8/15/26 CCC+ 488,750
2,000 Diamond Sports Group LLC / Diamond Sports Finance Co,
144A
6.625% 8/15/27 CCC- 240,000
6,955 Total Entertainment 2,720,600
Equity Real Estate Investment Trusts (REITs) - 0.3%
3,000 RLJ Lodging Trust LP, 144A 3.750% 7/01/26 BB- 2,599,706
5,565 Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC,
144A
7.875% 2/15/25 BB+ 5,369,669
8,565 Total Equity Real Estate Investment Trusts (REITs) 7,969,375
Health Care Providers & Services - 3.2%
585 CHS/Community Health Systems Inc, 144A 8.000% 3/15/26 BB- 532,754
250 CHS/Community Health Systems Inc, 144A (8) 6.000% 1/15/29 BB- 207,105
350 CHS/Community Health Systems Inc, 144A (8) 8.000% 12/15/27 BB- 317,838
2,000 Global Medical Response Inc, 144A 6.500% 10/01/25 B 1,781,960
4,901 HCA Inc 5.375% 2/01/25 BBB- 4,875,319
1,000 HCA Inc 5.000% 3/15/24 BBB- 1,004,505
11,500 Legacy LifePoint Health LLC, 144A 6.750% 4/15/25 B1 11,116,015
9,086 Legacy LifePoint Health LLC, 144A 4.375% 2/15/27 B1 7,785,064
1,250 LifePoint Health Inc, 144A (8) 5.375% 1/15/29 CCC+ 918,750
5,000 RegionalCare Hospital Partners Holdings Inc / LifePoint
Health Inc, 144A
9.750% 12/01/26 CCC+ 4,862,500
14,250 Tenet Healthcare Corp, 144A 4.875% 1/01/26 BB- 13,110,000
5,500 Tenet Healthcare Corp, 144A 4.625% 6/15/28 BB- 4,789,290
6,000 Tenet Healthcare Corp 6.750% 6/15/23 B+ 6,175,743

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Health Care Providers & Services (continued)
$ 15,500 Tenet Healthcare Corp, 144A 4.625% 9/01/24 BB- $ 14,880,000
412 Tenet Healthcare Corp 4.625% 7/15/24 BB- 395,409
500 Tenet Healthcare Corp, 144A 6.125% 10/01/28 B+ 427,890
78,084 Total Health Care Providers & Services 73,180,142
Hotels, Restaurants & Leisure - 1.0%
1,250 1011778 BC ULC / New Red Finance Inc, 144A 4.000% 10/15/30 B+ 1,003,125
12,230 Caesars Entertainment Inc, 144A 6.250% 7/01/25 B1 11,786,418
5,500 Life Time Inc, 144A 5.750% 1/15/26 B 4,930,585
2,000 MGM Resorts International 6.750% 5/01/25 B+ 1,962,500
2,000 MGM Resorts International 6.000% 3/15/23 B+ 1,995,360
1,500 Scientific Games International Inc, 144A 8.625% 7/01/25 B+ 1,537,650
24,480 Total Hotels, Restaurants & Leisure 23,215,638
Independent Power and Renewable Electricity Producers - 0.5%
12,000 Energy Harbor Corp (7) 7.000% 5/02/23 N/R 11,618,280
Insurance - 0.1%
2,100 Alliant Holdings Intermediate LLC / Alliant Holdings Co-
Issuer, 144A
4.250% 10/15/27 B 1,817,698
Media - 1.8%
2,900 Clear Channel Outdoor Holdings Inc, 144A 5.125% 8/15/27 B1 2,448,557
3,250 CSC Holdings LLC, 144A 5.500% 4/15/27 BB 2,945,182
3,000 CSC Holdings LLC, 144A (8) 3.375% 2/15/31 BB 2,217,930
12,000 CSC Holdings LLC 5.875% 9/15/22 B+ 11,940,000
2,000 DISH DBS Corp 5.000% 3/15/23 B 1,903,540
6,000 DISH DBS Corp, 144A 5.250% 12/01/26 Ba3 4,703,040
4,007 iHeartCommunications Inc 6.375% 5/01/26 BB- 3,712,208
7,000 iHeartCommunications Inc, 144A 5.250% 8/15/27 BB- 5,990,810
1,502 iHeartCommunications Inc (8) 8.375% 5/01/27 B- 1,193,510
250 LCPR Senior Secured Financing DAC, 144A 5.125% 7/15/29 BB+ 208,750
6,000 McGraw-Hill Education Inc, 144A 5.750% 8/01/28 BB+ 5,137,678
500 Outfront Media Capital LLC / Outfront Media Capital Corp,
144A
5.000% 8/15/27 B+ 436,875
48,409 Total Media 42,838,080
Oil, Gas & Consumable Fuels - 1.7%
2,000 Callon Petroleum Co, 144A 9.000% 4/01/25 BB- 2,120,000
2,500 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
8.125% 1/15/27 B- 2,113,486
972 Calumet Specialty Products Partners LP / Calumet Finance
Corp, 144A
9.250% 7/15/24 B+ 999,420
1,500 Citgo Holding Inc, 144A 9.250% 8/01/24 B+ 1,451,250
6,500 Citgo Petroleum Corp, 144A 7.000% 6/15/25 BB 6,288,750
3,000 EQM Midstream Partners LP (8) 4.750% 7/15/23 BB 3,000,000
500 Gulfport Energy Corp, 144A 8.000% 5/17/26 BB- 491,865
1,000 Laredo Petroleum Inc 9.500% 1/15/25 B 991,490
4,000 Matador Resources Co 5.875% 9/15/26 BB- 3,845,120
4,000 NGL Energy Operating LLC / NGL Energy Finance Corp,
144A
7.500% 2/01/26 BB- 3,600,000
250 NGL Energy Partners LP / NGL Energy Finance Corp 6.125% 3/01/25 CCC+ 189,795
250 NGL Energy Partners LP / NGL Energy Finance Corp (8) 7.500% 11/01/23 CCC+ 226,250
2,307 PBF Holding Co LLC / PBF Finance Corp 7.250% 6/15/25 BB- 2,156,468
11,000 PBF Logistics LP / PBF Logistics Finance Corp 6.875% 5/15/23 BB- 10,835,000
39,779 Total Oil, Gas & Consumable Fuels 38,308,894

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (4) Value
Pharmaceuticals - 0.4%
$ 3,000 Elanco Animal Health Inc 5.772% 8/28/23 BB $ 3,018,000
4,000 Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A 5.875% 10/15/24 CCC 3,040,000
2,981 Par Pharmaceutical Inc, 144A 7.500% 4/01/27 CCC 2,265,560
9,981 Total Pharmaceuticals 8,323,560
Specialty Retail - 0.2%
2,000 Hertz Corp/The, 144A 4.625% 12/01/26 B+ 1,672,160
2,200 PetSmart Inc / PetSmart Finance Corp, 144A (8) 7.750% 2/15/29 B3 1,981,122
4,200 Total Specialty Retail 3,653,282
Wireless Telecommunication Services - 1.0%
23,000 Sprint Corp 7.875% 9/15/23 BB+ 23,708,170
$ 342,878 Total Corporate Bonds (cost $340,866,382) 307,923,296
Shares Description (1) Value
X 44,783,428 EXCHANGE-TRADED FUNDS - 1.9%
X 44,783,428
1,107,693 Invesco Senior Loan ETF (8) $ 22,452,937
536,275 SPDR Blackstone Senior Loan ETF (8) 22,330,491
Total Exchange-Traded Funds (cost $49,008,025) 44,783,428
Shares Description (1) Value
19,680,754 COMMON STOCKS - 0.9%
X 19,680,754
Banks - 0.0%
28,137 iQor US Inc (9),(10) $ 126,617
Construction & Engineering - 0.0%
4,761 TNT Crane & Rigging Inc (9),(10) 1,190
2,687 TNT Crane & Rigging Inc (9),(10) 42,992
Total Construction & Engineering 44,182
Diversified Consumer Services - 0.0%
17,726 Cengage Learning Holdings II Inc (9),(10) 244,176
Diversified Telecommunication Services - 0.1%
24,672 Windstream Services PE LLC (9),(10) 376,248
18,781 Windstream Services PE LLC (9),(10) 286,410
Total Diversified Telecommunication Services 662,658
Energy Equipment & Services - 0.5%
85,364 Fieldwood Energy LLC (9),(10) 10,158,316
76,990 Transocean Ltd (10) 256,377
5,884 Vantage Drilling International (9),(10) 95,126
Total Energy Equipment & Services 10,509,819
Health Care Providers & Services - 0.0%
61,430 Millennium Health LLC (7),(10) 8,972
57,666 Millennium Health LLC (7),(10) 2,651
Total Health Care Providers & Services 11,623
Hotels, Restaurants & Leisure - 0.0%
159,883 24 Hour Fitness Worldwide Inc (9),(10) 60,276
76,044 24 Hour Fitness Worldwide Inc (9) 76,044
Total Hotels, Restaurants & Leisure 136,320
Independent Power and Renewable Electricity Producers - 0.3%
115,290 Energy Harbor Corp (9),(10),(11) 6,936,653

Shares Description (1) Value
Internet & Direct Marketing Retail - 0.0%
7,503 Catalina Marketing Corp (9),(10) $ 1,501
Marine - 0.0%
1,018 ACBL HLDG CORP (9),(10) 19,342
Media - 0.0%
7 Cumulus Media Inc, Class A (10) 54
Multiline Retail - 0.0%
99 PEABODYENERGY WTS (9),(10) 941
Oil, Gas & Consumable Fuels - 0.0%
8,735 California Resources Corp 336,297
3,891 Whiting Petroleum Corp 264,705
Total Oil, Gas & Consumable Fuels 601,002
Professional Services - 0.0%
109,621 Skillsoft Corp (10) 385,866
Total Common Stocks (cost $22,661,759) 19,680,754
Principal
Amount (000) /
Shares Description (1) Coupon Maturity Ratings (4) Value
X 15,032,570 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.7%
X 15,032,570
Banks - 0.6%
$ 10,000 JPMorgan Chase & Co (3-Month LIBOR reference rate +
3.320% spread) (12)
5.597% N/A (13) BBB+ $ 9,350,000
3,000 JPMorgan Chase & Co (3-Month LIBOR reference rate +
3.470% spread) (12)
4.709% N/A (13) BBB+ 2,844,000
Total Banks 12,194,000
Capital Markets - 0.1%
3,000 Charles Schwab Corp/The (3-Month LIBOR reference rate +
3.315% spread) (12)
4.895% N/A (13) BBB 2,838,570
Total $1,000 Par (or similar) Institutional Preferred (cost $15,886,826) 15,032,570
Shares Description (1) Value
X 7,419,527 WARRANTS - 0.3%
X 7,419,527
Energy Equipment & Services - 0.3%
55,057 Fieldwood Energy LLC (9) $ 6,551,783
55,290 Fieldwood Energy LLC (9) 331,740
28,708 Fieldwood Energy LLC (9) 258,372
Total Energy Equipment & Services 7,141,895
Entertainment - 0.0%
90,106 Cineworld Warrant (9) 7,659
Industrial Conglomerates - 0.0%
24,232 American Commercial Barge Line LLC (9) 8,796
Marine - 0.0%
1,071 ACBL HLDG CORP (9) 20,349
3,984 ACBL HLDG CORP (9) 96,943
3,029 ACBL HLDG CORP (9) 128,732

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Shares Description (1) Value
Marine (continued)
31,872 American Commercial Barge Line LLC (9) $ 9,562
Total Marine 255,586
Oil, Gas & Consumable Fuels - 0.0%
500 California Resources Corp 5,135
Software - 0.0%
16,108 Avaya Holdings Corp (9) 451
Wireless Telecommunication Services - 0.0%
4 Intelsat SA/Luxembourg (9) 5
Total Warrants (cost $2,532,885) 7,419,527
Shares   Description (1) Coupon Ratings (4) Value
X 436,907 CONVERTIBLE PREFERRED SECURITIES - 0.0%
X 436,907
Communications Equipment - 0.0%
28,482 Riverbed Technology Inc(9) 0.000% N/R $ 161,407
Marine - 0.0%
3,789 ACBL HLDG CORP (9) 0.000% N/R 92,198
4,313 ACBL HLDG CORP (9) 0.000% N/R 183,302
Total Marine 275,500
Total Convertible Preferred Securities (cost $822,217) 436,907
Total Long-Term Investments (cost $2,480,540,375) 2,321,069,038
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -    1.1%
26,768,373 MONEY MARKET FUNDS - 1.1%
X 26,768,373
26,768,373 State Street Navigator Securities Lending Government
Money Market Portfolio (14)
1.560%(15) $ 26,768,373
Total Investments Purchased with Collateral from Securities Lending (cost $26,768,373) $ 26,768,373
Shares Description (1) Coupon Value
SHORT-TERM INVESTMENTS -  6.4%
147,152,737 INVESTMENT COMPANIES - 6.4%
X 147,152,737
147,152,737 BlackRock Liquidity Funds T-Fund 1.346%(16) $ 147,152,737
Total Investment Companies (cost $147,152,737) 147,152,737
Total Short-Term Investments (cost $147,152,737) 147,152,737
Total Investments (cost $2,654,461,485 ) - 107.8% 2,494,990,148
Other Assets Less Liabilities - (7.8)% (180,504,943)
Net Assets - 100% $ 2,314,485,205

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
As of the measurement date, the Common Stocks categorized as Level 3 are priced based on updated financial statements which reflect the most recent net asset values. The Variable Rate Senior Loan Interests categorized as Level 3 are utilizing a weighted probability model.
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Variable Rate Senior Loan Interests $ – $ 1,922,914,299 $ 2,878,257 $ 1,925,792,556
Corporate Bonds – 296,305,016 11,618,280 307,923,296
Exchange-Traded Funds 44,783,428 – – 44,783,428
Common Stocks 1,243,299 18,425,832 11,623 19,680,754
$1,000 Par (or similar) Institutional
Preferred – 15,032,570 – 15,032,570
Warrants 5,135 7,414,392 – 7,419,527
Convertible Preferred Securities – 436,907 – 436,907
Investments Purchased with Collateral from
Securities Lending 26,768,373 – – 26,768,373
Short-Term Investments:
Investment Companies 147,152,737 – – 147,152,737
Total
$ 219,952,972 $ 2,260,529,016 $ 14,508,160 $ 2,494,990,148
Level 3
Variable Rate
Senior Loan
Interests Common Stocks Warrants
Balance at the beginning of period $3,305,867 $1,264,143 $13,202
Gains (losses):
Net realized gains (losses) 2,006 (1) -
Change in net unrealized appreciation (depreciation) (606,563) (866,648) 5,156
Purchases at cost - - -
Sales at proceeds (20,842) (5) -
Net discounts (premiums) 197,789 - -
Transfers into - - -
Transfers (out of) - (385,866) (18,358)
Balance at the end of period $2,878,257 $11,623 $-
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $(606,563) $(93,846) $-
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
Common Stocks $385,866 $- $- $- $- $(385,866)
Warrants - - 18,358 - - (18,358)

Nuveen Floating Rate Income Fund
(continued)
Portfolio of Investments
June 30, 2022
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $25,721,871.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Common Stock received as part of the bankruptcy settlements during February 2020 for Bruce Mansfield Unit 1 2007 Pass-Through Trust.
(12) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(13) Perpetual security. Maturity date is not applicable.
(14) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(15) The rate shown is the one-day yield as of the end of the reporting period.
(16) The rate shown is the annualized seven-day subsidized yield as of end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1 Portion of investment purchased on a delayed delivery basis.
ETF Exchange-Traded Fund
LIBOR London Inter-Bank Offered Rate
N/A Not Applicable.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR
180A 180 Day Average Secured Overnight Financing Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
SOFR
90A 90 Day Average Secured Overnight Financing Rate
SPDR Standard & Poor's Depositary Receipt
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
WI/DD Purchased on a when-issued or delayed delivery basis.